                            -  BT INVESTMENT FUNDS  -





                          ----------------------------

                             CASH MANAGEMENT FUND
                             NY TAX FREE MONEY FUND
                               TAX FREE MONEY FUND
                               TREASURY MONEY FUND

                          ----------------------------







                              SEMI - ANNUAL  REPORT
                        -----------------------------------
                                   JUNE - 1997

--------------------------------------------------------------------------------
BT INVESTMENT FUNDS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


     LETTERS TO SHAREHOLDERS . . . . . . . . . . . . . . . . . . . . 3

     BT INVESTMENT FUNDS
          Statement of Assets and Liabilities. . . . . . . . . . . . 6
          Statement of Operations. . . . . . . . . . . . . . . . . . 6
          Statement of Changes in Net Assets . . . . . . . . . . . . 7
          Financial Highlights . . . . . . . . . . . . . . . . . . . 8
          Notes to Financial Statements. . . . . . . . . . . . . . .10

     BT PORTFOLIOS
          Schedules of Portfolio Investments . . . . . . . . . . . .11
          Statement of Assets and Liabilities. . . . . . . . . . . .21
          Statement of Operations. . . . . . . . . . . . . . . . . .21
          Statement of Changes in Net Assets . . . . . . . . . . . .22
          Financial Highlights . . . . . . . . . . . . . . . . . . .23
          Notes to Financial Statements. . . . . . . . . . . . . . .24

--------------------------------------------------------------------------------
BT INVESTMENT FUNDS

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

MARKET ACTIVITY

Similar to the environment of the preceding nine months or so, the money markets were dominated virtually throughout the six months ended June 30, 1997, by ongoing concerns about inflation pressures, an overly strong economy, and an official move in interest rates by the Federal Reserve Board. The difference was that during this period, there actually was action by the Federal Reserve Board, and thus there was much more interest rate volatility in comparison.
For example, 1-year Treasury bills increased 0.50% in yield during the first calendar quarter and subsequently decreased 0.34% in yield during the second calendar quarter.

On March 25, 1997, the Federal Reserve Board increased the fed funds rate from
5.25% to 5.50%--the first increase in over two years.   Economic strength, as
evidenced by first quarter GDP growth of 5.8%, strong consumer spending and home-building, and increased manufacturing inventories, prompted the official and widely expected move. Interestingly, this above-trend economic growth did not result in a rise in the reported inflation rate. This low inflationary pressure, along with signs that the economy was slowing in the second quarter, was likely the major reason the Federal Reserve Board chose not to raise interest rates again when it met on May 20, surprising many industry analysts and investors who had anticipated that they would.

The period following this meeting was quiet, punctuated by continuous growth, high consumer confidence, and a strong equity market. While nonfarm payroll gains were weak, unemployment stayed low and inflation remained scarce. GDP growth for the second quarter was only 1.75%. This type of economic activity, together with the absence of an official move in interest rates, led to very little price volatility on the money market curve in June.
--------------------------------------------------------------------------------

CASH MANAGEMENT FUND

The Fund's annualized 7-day effective and current yields were 5.08% and 4.95%, respectively, as of June 30, 1997.* After lengthening the Fund's average maturity in the second half of 1996, we moved to a somewhat defensive, shorter-than-benchmark position throughout the first quarter of 1997, in anticipation of the late March rate hike. Once the Federal Reserve Board raised rates and economic growth waned, we moved to a more neutral stance in the portfolio. We did not extend the portfolio's maturity, because we saw no value in the flat yield curve. This strategy, along with strong sector allocation, proved to be effective in producing extremely competitive Fund returns.

               ----------------------------------------------------
                                    OBJECTIVE
               Seeks high current income consistent with liquidity
               and preservation of capital.
               ----------------------------------------------------

               ----------------------------------------------------
                             INVESTMENT INSTRUMENTS
               Bank obligations, commercial paper, U.S. Treasury
               obligations and repurchase agreements collateralized by U.S. Treasury obligations.
               ----------------------------------------------------

                                 --------------
                                     RATINGS
                                   S&P:  AAAm
                                  Moody's:  AAA
                                 --------------

               --------------------------------------------------
                            STATUS AT JUNE 30, 1997
                       Seven day effective yield:   5.08%
                           Average maturity:  30 days
                            Net assets:  $123 million
               --------------------------------------------------


                    DIVERSIFICATION OF PORTFOLIO INVESTMENTS
                        BY ASSET TYPE AS OF JUNE 30, 1997
                     (PERCENTAGES ARE BASED ON MARKET VALUE)

                                     [CHART]

                       Floating Rate Notes           15%
                       Certificates of Deposit       18%
                       Euro Certificates of Deposit   9%
                       Commercial Paper              35%
                       Euro Time Deposits            23%

--------------------------------------------------------------------------------
BT INVESTMENT FUNDS

LETTER TO SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------

NY TAX FREE MONEY FUND+

The Fund's annualized 7-day effective yield was 3.42% as of June 30, 1997, or a taxable equivalent of 6.46%.* The 7-day current yield for the Fund was 3.36% as of June 30, 1997. The primary factor contributing to the Fund's competitive yield was adjusting average maturity to use the volatility in interest rates to the Fund's advantage. We began the period with a slightly long average maturity of 53 days. We were able to lock in the higher-term rates available at year-end, as well as to offset pressure on short-term rates from large, seasonal cash inflows that occur in January, when large amounts of monies enter the short-term tax-exempt market as a result of coupon payments and maturing issues. Given first, that these are short-term pressures, which this year dissipated quicker than usual; second, that there was ongoing concern about potential Federal Reserve Board action; and third, that the short-term end of the yield curve was flat, we let the Fund's average maturity roll down over the rest of the first quarter to a neutral to slightly short position of 45 days by March 15th. This proved to be good positioning, since the Fed did act on March 25th, causing a sell-off in the market.

               --------------------------------------------------
                                    OBJECTIVE
               Seeks high current income exempt from Federal,
               New York State and New York City taxes consistent with liquidity and preservation of capital.
               --------------------------------------------------

               --------------------------------------------------
                             INVESTMENT INSTRUMENTS
               Wide range of securities primarily issued by New
               York State and its authorities, agencies,
               instrumentalities and political subdivisions
               providing income free of Federal, New York State and New York City income taxes.
               --------------------------------------------------

We continued to shorten in April as concerns over interest rates continued and tax time approached, a period when withdrawals from money market funds are par for the course. Short-term rates were also up. Thus, on April 15th, the Fund had an average maturity of 38 days. In May, we began to extend maturity, as 1-year paper had increased about 0.50% in yield since January, reaching a high range of 3.80% to 3.85%. We purchased some of the issues for the Fund's portfolio to take advantage of the added yield potential. The Fund ended the period with an average maturity of 40 days, and we are planning to extend further in July when attractively priced longer-term issues come to market.

                    DIVERSIFICATION OF PORTFOLIO INVESTMENTS
                        BY ASSET TYPE AS OF JUNE 30, 1997
                     (PERCENTAGES ARE BASED ON MARKET VALUE)

                                     [CHART]

                          Tax Anticipation Notes       3%
                          Revenue Bonds               13%
                          General Obligation Bonds    16%
                          Commercial Paper             3%
                          Floating Rate Demand Notes  65%

                        ---------------------------------
                             STATUS AT JUNE 30, 1997
                         Seven day effective yield:  3.42%
                           Average maturity:  40 days
                            Net assets:  $89 million
                        ---------------------------------

--------------------------------------------------------------------------------
TAX FREE MONEY FUND++

The Fund's annualized 7-day effective yield was 3.35% as of June 30, 1997, or a taxable equivalent of 5.55%.* The 7-day current yield for the Fund was 3.30% as of June 30, 1997. Overall, with credit spreads tight during this semi-annual period, the Fund was able to continue buying the highest quality, liquid issues without giving up any yield. As for maturity positioning, we carried out a very similar strategy as that of the NY Tax Free Money Fund. Beginning the period with an average maturity of 55 days, the Fund moved to a shorter 42 days by March 15th, continued to shorten to 32 days by April 15th, and then began extending in May as 1-year notes here reached a high range of 3.90% to 3.95%. As in the NY Tax Free Money Fund, we purchased some of the issues to take advantage of the added yield potential.

               --------------------------------------------------
                                    OBJECTIVE
               Seeks high current income exempt from Federal taxes consistent with liquidity and preservation of capital.
               --------------------------------------------------

               --------------------------------------------------
                             INVESTMENT INSTRUMENTS
               Wide range of securities issued by states and their political subdivisions, authorities, agencies and instrumentalities providing income free of Federal income taxes.
               --------------------------------------------------

The Fund ended the period with an average maturity of 60 days, as the annual note season in June and July offers investors attractively priced longer-term
issues.   Approximately 80-85% of municipalities begin their fiscal year in
July, and they come to market with their short-term borrowing needs for the entire year at this one time. This dramatically increases supply, enabling us to lock in higher yields chosen from a larger number of issues. Also adding to supply, and our selection choice, in June of this year was a heavier than usual selling of 1-year paper by corporations.

                    DIVERSIFICATION OF PORTFOLIO INVESTMENTS
                        BY ASSET TYPE AS OF JUNE 30, 1997
                     (PERCENTAGES ARE BASED ON MARKET VALUE)

                                     [CHART]

                          Revenue Bonds                    8%
                          General Obligation Notes         9%
                          Commercial Paper                10%
                          General Obligation Bonds        19%
                          Tax Revenue Anticipation Notes   2%
                          Tax Anticipation Notes           2%
                          Floating Rate Demand Notes      50%

                        ---------------------------------
                             STATUS AT JUNE 30, 1997
                        Seven day effective yield:  3.35%
                           Average maturity:  60 days
                            Net assets:  $123 million
                        ---------------------------------

As we believe that the Federal Reserve Board is likely on hold, we intend to maintain a slightly longer than neutral position for the near term. However, it is important to note that if the Fed should act one way or the other, the Fund is highly liquid, enabling us to act quickly in response to changing market conditions.

--------------------------------------------------------------------------------
BT INVESTMENT FUNDS

LETTER TO SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------

TREASURY MONEY FUND

The Fund's annualized 7-day effective and current yields were 4.91% and 4.79%, respectively, as of June 30, 1997.* The Fund followed the same general strategy of adjusting the portfolio's average maturity as was carried out for the Cash Management Fund.

We remained defensive throughout much of the first quarter, maintaining a shorter-than-benchmark maturity position. We then moved to a neutral position after the March 25th rate hike and stayed there throughout the second quarter, given a very flat yield curve and no incentive to go longer. Through this strategy, the Fund produced very competitive returns, and we intend to maintain this strategy until inflationary pressures re-emerge or other economic data impacts interest rates in a different direction.

               --------------------------------------------------
                                    OBJECTIVE
               Seeks high current income consistent with liquidity
               and preservation of capital.
               --------------------------------------------------


               --------------------------------------------------
                             INVESTMENT INSTRUMENTS
               Direct obligations of U.S. Treasury and repurchase
               agreements collateralized by U.S. Treasury Obligations.
               --------------------------------------------------

                             ---------------------
                                     RATINGS
                                   S&P:  AAAm
                                  Moody's:  AAA
                             ---------------------

                       -----------------------------------
                             STATUS AT JUNE 30, 1997
                        Seven day effective yield:  4.91%
                           Average maturity:  29 days
                            Net assets:  $402 million
                       -----------------------------------

                    DIVERSIFICATION OF PORTFOLIO INVESTMENTS
                        BY ASSET TYPE AS OF JUNE 30, 1997
                     (PERCENTAGES ARE BASED ON MARKET VALUE)

                                     [CHART]

                     U.S. Treasury Notes and Bills   19%
                     Repos                           81%

--------------------------------------------------------------------------------
MANAGERS' OUTLOOK

In each of the money market funds, we expect to stay in a slightly defensive position for the near term for several reasons. First, we view the money market curve as very expensive right now. We believe the money markets have essentially priced out any possibility of higher interest rates over the next year. In addition, with continued low unemployment, record high consumer confidence, the wealth effect of the equity markets, and a much lower interest rate structure than existed earlier this year, we feel that the risks are still asymmetric for a resumption in economic growth for the second half of the year. In the municipal funds, we expect to stay slightly long not to reflect any bullishness on rates, but, as explained, to take advantage of seasonal supply factors.

Current data supports the notion that the Federal Reserve Board is on hold and that the economy is enjoying the best of all possible worlds. However, while we are currently in a period of "fixed income nirvana," the future risks for the acceleration of economic activity and for ultimately higher short-term yields seems evident.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

We appreciate your support of the BT Investment Money Market Funds and look forward to continuing to serve your investment needs for many years ahead.


                                /s/ Darlene Rasel

                                  Darlene Rasel
                            Portfolio Manager of the
                        CASH MANAGEMENT PORTFOLIO and the
                            TREASURY MONEY PORTFOLIO
                                  June 30, 1997


                               /s/ Susan Bradford

                                 Susan Bradford
                            Portfolio Manager of the
                        TAX FREE MONEY PORTFOLIO and the
                           NY TAX FREE MONEY PORTFOLIO
                                  June 30, 1997

----------
* Past performance is not indicative of future results. Yields will vary. Although money market funds seek to maintain a share value of $1.00, there is no guarantee that they will be able to do so. Shares of the Funds are not deposits or obligations of, or are guaranteed by the Federal Depository Insurance Corporation, the Federal Reserve Board or any other agency.
+    Income may be subject to the federal alternative minimum tax.
++ Income may be subject to the federal alternative minimum tax and state and local taxes.

--------------------------------------------------------------------------------
BT INVESTMENT FUNDS

STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                             CASH          NY TAX        TAX FREE      TREASURY
                                                                          MANAGEMENT     FREE MONEY        MONEY         MONEY
                                                                        -------------   ------------  -------------  -------------
ASSETS
   Investment in Portfolio, at Value*. . . . . . . . . . . . . . .      $ 123,338,364   $ 89,559,567  $ 123,708,459  $ 402,691,230
   Receivable for Shares of Beneficial Interest Subscribed . . . .              9,830             --             --             --
   Prepaid Expenses and Other. . . . . . . . . . . . . . . . . . .              5,789          2,094          6,584          7,887
                                                                        -------------   ------------  -------------  -------------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . .        123,353,983     89,561,661    123,715,043    402,699,117
                                                                        -------------   ------------  -------------  -------------
LIABILITIES
   Due to Bankers Trust. . . . . . . . . . . . . . . . . . . . . .              7,286         34,763         52,139        186,330
   Dividends Payable . . . . . . . . . . . . . . . . . . . . . . .            288,828        137,716        222,433        276,457
   Accrued Expenses and Other. . . . . . . . . . . . . . . . . . .             76,090         15,724         15,437         18,215
                                                                        -------------   ------------  -------------  -------------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . .            372,204        188,203        290,009        481,002
                                                                        -------------   ------------  -------------  -------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $ 122,981,779   $ 89,373,458  $ 123,425,034  $ 402,218,115
                                                                        -------------   ------------  -------------  -------------
                                                                        -------------   ------------  -------------  -------------
SHARES OUTSTANDING ($0.001 Par Value Per Share,
 Unlimited Number of Shares of Beneficial Interest Authorized) . .        123,063,340     89,396,928    123,479,223    402,142,448
                                                                        -------------   ------------  -------------  -------------
                                                                        -------------   ------------  -------------  -------------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 (net assets divided by shares outstanding). . . . . . . . . . . .      $        1.00   $       1.00  $        1.00  $        1.00
                                                                        -------------   ------------  -------------  -------------
                                                                        -------------   ------------  -------------  -------------
COMPOSITION OF NET ASSETS
   Paid-in Capital . . . . . . . . . . . . . . . . . . . . . . . .      $ 123,063,340   $ 89,396,928  $ 123,479,223  $ 402,142,448
   Accumulated Net Realized Gain (Loss) from
    Investment Transactions. . . . . . . . . . . . . . . . . . . .            (81,561)       (23,470)       (54,189)        75,667
                                                                        -------------   ------------  -------------  -------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $ 122,981,779   $ 89,373,458  $ 123,425,034  $ 402,218,115
                                                                        -------------   ------------  -------------  -------------
                                                                        -------------   ------------  -------------  -------------

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                             CASH          NY TAX        TAX FREE      TREASURY
                                                                          MANAGEMENT     FREE MONEY        MONEY         MONEY
                                                                        -------------   ------------  -------------  -------------
INVESTMENT INCOME
Income, net+ . . . . . . . . . . . . . . . . . . . . . . . . . . .      $   3,323,900   $  1,352,120  $   2,263,674  $  11,280,947
                                                                        -------------   ------------  -------------  -------------
EXPENSES
   Administration and Services Fees. . . . . . . . . . . . . . . .            339,760        224,542        365,841      1,188,309
   Printing and Shareholder Reports. . . . . . . . . . . . . . . .              4,983          4,734          4,982          4,483
   Registration Fees . . . . . . . . . . . . . . . . . . . . . . .              5,294             --             --             --
   Professional Fees . . . . . . . . . . . . . . . . . . . . . . .              4,708          5,061          4,360          4,489
   Trustees Fees . . . . . . . . . . . . . . . . . . . . . . . . .              1,385          1,395          1,425          1,374
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . .              4,202          4,563          9,357         17,454
                                                                        -------------   ------------  -------------  -------------
   Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . .            360,332        240,295        385,965      1,216,109
   Less:  Expenses Absorbed by Bankers Trust . . . . . . . . . . .             (8,217)       (15,753)       (20,124)       (27,800)
                                                                        -------------   ------------  -------------  -------------
        Net Expenses . . . . . . . . . . . . . . . . . . . . . . .            352,115        224,542        365,841      1,188,309
                                                                        -------------   ------------  -------------  -------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . . .          2,971,785      1,127,578      1,897,833     10,092,638
                                                                        -------------   ------------  -------------  -------------
REALIZED GAIN (LOSS) FROM INVESTMENT TRANSACTIONS. . . . . . . . .               (695)         7,792         (4,886)        (5,950)
                                                                        -------------   ------------  -------------  -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . . . .      $   2,971,090   $  1,135,370  $   1,892,947  $  10,086,688
                                                                        -------------   ------------  -------------  -------------
                                                                        -------------   ------------  -------------  -------------


-------------------------------
* Allocated from Cash Management Portfolio, NY Tax Free Money Portfolio, Tax Free Money Portfolio and Treasury Money Portfolio, respectively.
+ Net income allocated from Cash Management Portfolio, NY Tax Free Money Portfolio, Tax Free Money Portfolio and Treasury Money Portfolio, respectively.


                  See Notes to Financial Statements on Page 10

--------------------------------------------------------------------------------
BT INVESTMENT FUNDS

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                  CASH MANAGEMENT                         NY TAX FREE MONEY
                                                        --------------------------------------   -----------------------------------
                                                              FOR THE             FOR THE             FOR THE            FOR THE
                                                         SIX MONTHS ENDED       YEAR ENDED       SIX MONTHS ENDED      YEAR ENDED
                                                           JUNE 30, 1997+    DECEMBER 31, 1996     JUNE 30, 1997+  DECEMBER 31, 1996
                                                        ------------------   -----------------   ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income . . . . . . . . . . . . . . .  $    2,971,785     $     6,538,626       $   1,127,578        $  2,274,310
   Net Realized Gain (Loss) from Investment
      Transactions . . . . . . . . . . . . . . . . . .            (695)              4,405               7,792              (2,716)
                                                        --------------     ---------------       ------------         ------------
Net Increase in Net Assets from Operations . . . . . .       2,971,090           6,543,031           1,135,370           2,271,594
                                                        --------------     ---------------       -------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income . . . . . . . . . . . . . . .      (2,971,786)         (6,538,626)         (1,127,578)         (2,274,310)
                                                        --------------     ---------------       -------------        ------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL
 INTEREST (at Net Asset Value of $1.00 per share)
   Net Proceeds from Shares Sold . . . . . . . . . . .     916,820,650       1,809,262,492         197,431,748         466,071,414
   Dividends Reinvested. . . . . . . . . . . . . . . .       1,359,385           3,499,845             416,099             719,990
   Value of Shares Redeemed. . . . . . . . . . . . . .    (914,166,225)     (1,829,906,270)       (184,339,950)       (461,695,529)
                                                        --------------     ---------------       -------------        ------------
Net Increase (Decrease) from Capital
 Transactions in Shares of Beneficial Interest . . . .       4,013,810         (17,143,933)         13,507,897           5,095,875
                                                        --------------     ---------------       -------------        ------------
CONTRIBUTIONS OF CAPITAL
Proceeds Contributed . . . . . . . . . . . . . . . . .              --             110,287                  --                  --
                                                        --------------     ---------------       -------------        ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS. . . . . . . .       4,013,114         (17,029,241)         13,515,689           5,093,159
                                                        --------------     ---------------       ------------         ------------
NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . .     118,968,665         135,997,906          75,857,769          70,764,610
                                                        --------------      --------------       -------------        ------------
End of Period. . . . . . . . . . . . . . . . . . . . .  $  122,981,779     $   118,968,665       $  89,373,458        $ 75,857,769
                                                        --------------     ---------------       -------------        ------------
                                                        --------------     ---------------       -------------        ------------


                                                                    TAX FREE MONEY                          TREASURY MONEY
                                                        --------------------------------------   -----------------------------------
                                                              FOR THE             FOR THE             FOR THE            FOR THE
                                                         SIX MONTHS ENDED       YEAR ENDED       SIX MONTHS ENDED      YEAR ENDED
                                                          JUNE 30, 1997+     DECEMBER 31, 1996    JUNE 30, 1997+   DECEMBER 31, 1996
                                                        ------------------   -----------------   ----------------- -----------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income . . . . . . . . . . . . . . .  $    1,897,833       $   3,488,455      $   10,092,638     $    26,397,092
   Net Realized Gain (Loss)
    from Investment Transactions . . . . . . . . . . .          (4,886)             (8,495)             (5,950)             71,092
                                                        --------------      --------------      --------------       -------------
Net Increase in Net Assets from Operations . . . . . .       1,892,947           3,479,960          10,086,688          26,468,184
                                                        --------------      --------------      --------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income . . . . . . . . . . . . . . .      (1,897,833)         (3,488,455)        (10,092,638)        (26,397,092)
                                                        --------------      --------------      --------------       -------------
Total Distributions. . . . . . . . . . . . . . . . . .      (1,897,833)         (3,488,455)        (10,092,638)        (26,397,092)
                                                        --------------      --------------      --------------       -------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST (at Net Asset Value of $1.00 per share)
   Net Proceeds from Shares Sold . . . . . . . . . . .     459,561,631         859,320,089       3,616,632,179       7,825,627,385
   Dividends Reinvested. . . . . . . . . . . . . . . .         577,215             999,664           9,502,900          22,057,782
   Value of Shares Redeemed. . . . . . . . . . . . . .    (454,681,107)       (861,731,897)     (3,778,626,905)     (7,908,124,366)
                                                        --------------      --------------      --------------       -------------
Net Increase (Decrease) from Capital
 Transactions in Shares of Beneficial Interest . . . .       5,457,739          (1,412,144)       (152,491,826)        (60,439,199)
                                                        --------------      --------------      --------------       -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS. . . . . . . .       5,452,853          (1,420,639)       (152,497,776)        (60,368,107)
NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . .     117,972,181         119,392,820         554,715,891         615,083,998
                                                        --------------      --------------      --------------       -------------
End of Period. . . . . . . . . . . . . . . . . . . . .  $  123,425,034      $  117,972,181      $  402,218,115       $ 554,715,891
                                                        --------------      --------------      --------------       -------------
                                                        --------------      --------------      --------------       -------------


----------
+  Unaudited


             See Notes to Financial Statements on Page 10

--------------------------------------------------------------------------------
BT INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods presented for each of the Funds.


                                                                                        CASH MANAGEMENT
                                                         ------------------------------------------------------------------------
                                                          FOR THE SIX                 FOR THE YEAR ENDED DECEMBER 31,
                                                          MONTHS ENDED     ------------------------------------------------------
                                                         JUNE 30, 1997+      1996            1995           1994          1993
                                                         -------------     --------       ---------      ---------      -------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . .      $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                                            -------        -------        -------        -------        -------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income . . . . . . . . . . . . . . .         0.02           0.05           0.05           0.04           0.03
   Net Realized Gain (Loss) from Investment Transactions       0.00++         0.00++         0.00++        (0.01)          0.00++
                                                            -------        -------        -------        -------        -------
Total from Investment Operations . . . . . . . . . . .         0.02           0.05           0.05           0.03           0.03
                                                            -------        -------        -------        -------        -------
CONTRIBUTIONS OF CAPITAL . . . . . . . . . . . . . . .         --             0.00++          --            0.01            --
                                                            -------        -------        -------        -------        -------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income . . . . . . . . . . . . . . .        (0.02)         (0.05)         (0.05)         (0.04)         (0.03)
   Net Realized Gain from Investment Transactions. . .           --             --             --             --          (0.00)++
                                                            -------        -------        -------        -------        -------
Total Distributions. . . . . . . . . . . . . . . . . .        (0.02)         (0.05)         (0.05)         (0.04)         (0.03)
                                                            -------        -------        -------        -------        -------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . .        $1.00          $1.00          $1.00          $1.00          $1.00
                                                            -------        -------        -------        -------        -------
                                                            -------        -------        -------        -------        -------
TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . .         2.41%          4.82%**        5.35%          3.67%**        2.54%
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period (000s omitted). . . . . .     $ 122,982      $ 118,969      $ 135,998      $ 159,172       $ 76,578
   Ratios to Average Net Assets:
      Net Investment Income. . . . . . . . . . . . . .         4.81%*         4.72%          5.22%          3.70%          2.51%
      Expenses, including expenses of the
       Cash Management Portfolio . . . . . . . . . . .         0.75%*         0.75%          0.74%          0.73%          0.75%
      Decrease Reflected in Above Expense Ratio Due
       to Absorption of Expenses by Bankers Trust. . .         0.03%*         0.03%          0.02%          0.08%          0.05%


                                                                                         NY TAX FREE MONEY
                                                            ----------------------------------------------------------------------
                                                             FOR THE SIX                  FOR THE YEAR ENDED DECEMBER 31,
                                                             MONTHS ENDED     ----------------------------------------------------
                                                            JUNE 30, 1997+      1996            1995           1994         1993
                                                            -------------     --------       ---------      ---------     -------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . .         $  1.00        $  1.00        $  1.00        $  1.00       $  1.00
                                                               -------        -------        -------        -------       -------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income . . . . . . . . . . . . . . .            0.01           0.03           0.03           0.02          0.02
   Net Realized Loss from Investment Transactions. . .            0.00++        (0.00)++       (0.00)++       (0.00)++      (0.00)++
                                                               -------        -------        -------        -------       -------
Total from Investment Operations . . . . . . . . . . .            0.01           0.03           0.03           0.02          0.02
                                                               -------        -------        -------        -------       -------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income . . . . . . . . . . . . . . .           (0.01)         (0.03)         (0.03)         (0.02)        (0.02)
                                                               -------        -------        -------        -------       -------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . .         $  1.00        $  1.00        $  1.00        $  1.00       $  1.00
                                                               -------        -------        -------        -------       -------
                                                               -------        -------        -------        -------       -------
TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . .            1.38%          2.68%          3.12%          2.11%         1.68%
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period (000s omitted). . . . . .         $ 89,373       $ 75,858       $ 70,765       $ 79,101       $ 103,938
   Ratios to Average Net Assets:
      Net Investment Income. . . . . . . . . . . . . .            2.76%*         2.64%          3.07%          2.05%         1.66%
      Expenses, including expenses of the
       NY Tax Free Money Portfolio . . . . . . . . . .            0.75%*         0.75%          0.75%          0.75%         0.75%
      Decrease Reflected in Above Expense Ratio Due
       to Absorption of Expenses by Bankers Trust. . .            0.07%*         0.09%          0.07%          0.08%         0.06%


----------
+  Unaudited
++ Less than $0.01 per share.
*  Annualized
** Increased by approximately 0.08% and 0.96% due to Contributions of Capital for the years ended December 31, 1996 and 1994, respectively.


                 See Notes to Financial Statements on Page 10

--------------------------------------------------------------------------------
BT INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                                        TAX FREE MONEY
                                                            ------------------------------------------------------------------------
                                                             FOR THE SIX                   FOR THE YEAR ENDED DECEMBER 31,
                                                             MONTHS ENDED     ------------------------------------------------------
                                                            JUNE 30, 1997+      1996            1995           1994          1993
                                                            -------------     --------       ---------      ---------      --------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . .         $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                                               -------        -------        -------        -------        -------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income . . . . . . . . . . . . . . .            0.01           0.03           0.03           0.02           0.02
   Net Realized Gain (Loss) from
    Investment Transactions. . . . . . . . . . . . . .           (0.00)++       (0.00)++       (0.00)++        0.00++         0.00++
                                                               -------        -------        -------        -------        -------
Total from Investment Operations . . . . . . . . . . .            0.01           0.03           0.03           0.02           0.02
                                                               -------        -------        -------        -------        -------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income . . . . . . . . . . . . . . .           (0.01)         (0.03)         (0.03)         (0.02)         (0.02)
   Net Realized Gain from Investment Transactions. . .              --             --             --          (0.00)++          --
                                                               -------        -------        -------        -------        -------
Total Distributions. . . . . . . . . . . . . . . . . .           (0.01)         (0.03)         (0.03)         (0.02)         (0.02)
                                                               -------        -------        -------        -------        -------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . .         $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                                               -------        -------        -------        -------        -------
                                                               -------        -------        -------        -------        -------
TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . .            1.41%          2.84%          3.34%          2.27%          1.97%
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period (000s omitted). . . . . .        $ 123,425      $ 117,972      $ 119,393      $ 110,043      $ 111,285
   Ratios to Average Net Assets:
      Net Investment Income. . . . . . . . . . . . . .            2.85%*         2.80%          3.28%          2.21%          1.95%
      Expenses, including expenses of the
       Tax Free Money Portfolio. . . . . . . . . . . .            0.75%*         0.75%          0.75%          0.75%          0.75%
      Decrease Reflected in Above Expense Ratio Due
       to Absorption of Expenses by Bankers Trust. . .            0.05%*         0.07%          0.07%          0.08%          0.05%


                                                                                         TREASURY MONEY
                                                            ------------------------------------------------------------------------
                                                             FOR THE SIX                  FOR THE YEAR ENDED DECEMBER 31,
                                                             MONTHS ENDED     ------------------------------------------------------
                                                            JUNE 30, 1997+      1996            1995           1994          1993
                                                            -------------     --------       ---------      ---------      --------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . .         $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                                               -------        -------        -------        -------        -------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income . . . . . . . . . . . . . . .            0.02           0.05           0.05           0.03           0.02
   Net Realized Gain (Loss) from Investment
    Transactions . . . . . . . . . . . . . . . . . . .           (0.00)++        0.00+          0.00+         (0.00)+         0.00+
                                                               -------        -------        -------        -------        -------
Total from Investment Operations . . . . . . . . . . .            0.02           0.05           0.05           0.03           0.02
                                                               -------        -------        -------        -------        -------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income . . . . . . . . . . . . . . .           (0.02)         (0.05)         (0.05)         (0.03)         (0.02)
   Net Realized Gain from Investment Transactions. . .              --             --          (0.00)+           --          (0.00)+
                                                               -------        -------        -------        -------        -------
Total Distributions. . . . . . . . . . . . . . . . . .           (0.02)         (0.05)         (0.05)         (0.03)         (0.02)
                                                               -------        -------        -------        -------        -------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . .         $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                                               -------        -------        -------        -------        -------
                                                               -------        -------        -------        -------        -------
TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . .            2.34%          4.71%          5.19%          3.40%          2.43%
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period (000s omitted). . . . . .        $ 402,218      $ 554,716      $ 615,084      $ 696,915      $ 643,145
   Ratios to Average Net Assets:
      Net Investment Income. . . . . . . . . . . . . .            4.67%*         4.61%          5.06%          3.36%          2.39%
      Expenses, including expenses of the
       Treasury Money Portfolio. . . . . . . . . . . .            0.75%*         0.75%          0.75%          0.75%          0.75%
      Decrease Reflected in Above Expense Ratio Due
       to Absorption of Expenses by Bankers Trust. . .            0.01%*         0.01%          0.02%          0.02%          0.01%


----------
+    Unaudited
++   Less than $0.01 per share.
*    Annualized


                  See Notes to Financial Statements on Page 10

--------------------------------------------------------------------------------
BT INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A.  ORGANIZATION

BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. The Cash Management Fund, NY Tax Free Money Fund, Tax Free Money Fund and Treasury Money Fund (each a "Fund", and collectively, the "Funds") are offered to investors by the Trust. The following Funds commenced operations, began offering shares of beneficial interest and invested directly in securities through:

                                   COMMENCEMENT
                                  OF OPERATIONS &              DIRECT INVESTMENT
                                  BENEFICIAL SHARES              OF SECURITIES
FUND                                  OFFERING                       THROUGH
------------------------          -----------------            -----------------
Cash Management Fund               October 5, 1988                July 22, 1990
NY Tax Free Money Fund          September 27, 1988            February 18, 1991
Tax Free Money Fund                  June 10, 1987            February 18, 1991
Treasury Money Fund               November 1, 1988                July 22, 1990

Subsequent to the direct investment in securities date, the Funds began investing substantially all of their investable assets in the following respective Portfolios: Cash Management Fund in the Cash Management Portfolio, NY Tax Free Money Fund in the NY Tax Free Money Portfolio, Tax Free Money Fund in the Tax Free Money Portfolio and Treasury Money Fund in the Treasury Money Portfolio (each a "Portfolio" and collectively, the "Portfolios"). The Portfolios are open-end management investment companies registered under the Act. The Funds seek to achieve their investment objectives by investing all of their investable assets in the respective Portfolios. The value of such investment in the Portfolios reflects each Fund's proportionate interest in the net assets of the respective Portfolio. At June 30, 1997, Cash Management Fund's investment was approximately 3% of the Portfolio, Treasury Money Fund's investment was approximately 18% of the Portfolio, and NY Tax Free Money Fund's and Tax Free Money Fund's investments were approximately 99.9% of the respective Portfolio.

The financial statements of each of the Portfolios, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B.  INVESTMENT INCOME

Each of the Funds earns income, net of expenses, daily on its investment in the respective Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of each Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C.  DIVIDENDS

It is each Fund's policy to declare dividends daily and pay monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by each Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by each Fund will be made annually.

D.  FEDERAL INCOME TAXES

It is each Fund's policy to comply with the requirerments of the Internal Revenue Code and distribute its income to shareholders. Therefore, no federal income tax provision is required.

E.  OTHER

The Trust accounts separately for the assets, liabilities and operations of each of the Funds. Expenses directly attributable to each Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES

Each Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to each of the Funds in return for a fee computed daily and paid monthly at an annual rate of each Fund's average daily net assets. The following provides a table of annual rates and aggregate fees for each of the Funds for the six months ended June 30,1997:

FUND                              ANNUAL RATE                  AGGREGATED FEES
-----------------------           -----------                  ---------------
Cash Management Fund               0.55 of 1%                   $   339,760
NY Tax Free Money Fund             0.55 of 1%                       224,542
Tax Free Money Fund                0.55 of 1%                       365,841
Treasury Money Fund                0.55 of 1%                     1,188,309

Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the Act, Edgewood Services, Inc. ("Edgewood") may seek reimbursement at an annual rate not exceeding 0.20 of 1% of each Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of each Fund's shares. For the six months ended June 30, 1997, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of each Fund, to the extent necessary, to limit all expenses as a percentage of each Fund's average daily net assets as follows:


                                                                WAIVER AND
                                                               REIMBURSEMENT
FUND                         ANNUAL RATE*       ANNUAL RATE+      AMOUNT
-------------------          ------------       -----------      --------
Cash Management               0.57 of 1%         0.75 of 1%       $8,217
NY Tax Free Money             0.55 of 1%         0.75 of 1%       15,753
Tax Free Money                0.55 of 1%         0.75 of 1%       20,124
Treasury Money                0.55 of 1%         0.75 of 1%       27,800

----------
*    Excluding Expenses of the Portfolio.
+    Including Expenses of the Portfolio.

Certain trustees and officers of the Funds are also directors, officers and/or employees of Edgewood. None of the trustees so affiliated received compensation for services as trustees of the Funds. Similarly, none of the Funds' officers received compensation from the Funds.

--------------------------------------------------------------------------------
CASH MANAGEMENT PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                     DESCRIPTION                               VALUE
   ------                     -----------                               -----

                    CERTIFICATES OF DEPOSIT - 17.46%
$ 10,000,000        Australia and New Zealand Banking Group,
                     5.41%, 7/28/97. . . . . . . . . . . . .      $  10,000,073

  44,000,000        Bank of America,
                     5.70%, 8/01/97. . . . . . . . . . . . .         44,000,000

  70,000,000        Bank of Montreal,
                     5.57%, 7/07/97. . . . . . . . . . . . .         70,000,000

  50,000,000        Bank of Nova Scotia,
                     5.56%, 7/02/97. . . . . . . . . . . . .         49,999,916

  15,000,000        Bank of Tokyo-Mitsubishi Limited,
                     5.75%, 9/17/97. . . . . . . . . . . . .         14,999,971

  10,000,000        Banque National de Paris,
                     5.72%, 7/10/97. . . . . . . . . . . . .         10,000,025

  45,000,000        Bayerische Landesbank,
                     5.61%, 7/22/97. . . . . . . . . . . . .         45,000,852

  50,000,000        Canadian Imperial Bank of Commerce,
                     5.68%, 8/21/97. . . . . . . . . . . . .         50,000,000

  58,000,000        Nordeutsche,
                     5.57%, 7/21/97. . . . . . . . . . . . .         58,000,641

                    Sanwa Bank:
  20,000,000         5.68%, 7/02/97. . . . . . . . . . . . .         20,000,010
  22,000,000         5.68%, 7/10/97. . . . . . . . . . . . .         22,000,055

                    Societe Generale:
  89,000,000         5.47%, 7/11/97. . . . . . . . . . . . .         89,001,103
  15,000,000         6.00%, 7/28/97. . . . . . . . . . . . .         15,002,375
  12,000,000         5.72%, 8/12/97. . . . . . . . . . . . .         12,000,552
  25,000,000         5.54%, 9/03/97. . . . . . . . . . . . .         25,000,000
  35,000,000         5.90%, 11/06/97 . . . . . . . . . . . .         35,000,000

  15,000,000        Sumitomo Bank,
                     5.71%, 7/03/97. . . . . . . . . . . . .         15,000,023

  33,000,000        Swiss Bank Corp.,
                     5.49%, 7/10/97. . . . . . . . . . . . .         33,000,000

                    Westdeutsche Landesbank:
  75,000,000         5.57%, 7/01/97. . . . . . . . . . . . .         75,000,000
  10,000,000         5.75%, 8/20/97. . . . . . . . . . . . .         10,000,000
  30,000,000         5.69%, 8/21/97. . . . . . . . . . . . .         30,000,000
                                                                   ------------
TOTAL CERTIFICATES OF DEPOSIT
(Amortized Cost - $733,005,596). . . . . . . . . . . . . . .        733,005,596
                                                                   ------------

                    COMMERCIAL PAPER* - 34.36%
  20,000,000        Abbey National North America,
                     5.40%, 7/11/97. . . . . . . . . . . . .         19,970,000

   65,000,000       Alcatel Alsthom,
                     5.55%, 9/24/97. . . . . . . . . . . . .         64,148,229

                    Asset Securitization Cooperative Corp.:
  70,000,000         5.57%, 7/09/97. . . . . . . . . . . . .         69,913,355
  10,000,000         5.65%, 8/05/97. . . . . . . . . . . . .          9,945,069
  34,000,000         5.61%, 9/08/97. . . . . . . . . . . . .         33,634,415

  20,000,000        Bank of Nova Scotia,
                     5.57%, 9/19/97. . . . . . . . . . . . .         19,752,267

                    BTR Dunlop:
  22,000,000         5.67%, 11/18/97 . . . . . . . . . . . .         21,514,900
  13,000,000         5.68%, 11/18/97 . . . . . . . . . . . .         12,712,844

  15,000,000        Caterpillar Financial,
                     5.71%, 11/14/97 . . . . . . . . . . . .         14,676,433

                    Daimler Benz:
  30,000,000         5.28%, 7/28/97. . . . . . . . . . . . .         29,881,200
  10,000,000         5.28%, 8/05/97. . . . . . . . . . . . .          9,948,667

                    Delaware Funding Corp.:
  20,000,000         5.65%, 7/08/97. . . . . . . . . . . . .         19,978,028
  74,000,000         5.56%, 7/15/97. . . . . . . . . . . . .         73,839,995
  40,000,000         5.58%, 7/15/97. . . . . . . . . . . . .         39,913,200

  19,146,000        Elf Aquitaine Financial Services,
                     5.80%, 10/27/97 . . . . . . . . . . . .         18,782,013

   4,370,000        Eksportfinans,
                     5.61%, 7/07/97. . . . . . . . . . . . .          4,365,914

                    First Boston:
  15,000,000         5.63%, 8/05/97. . . . . . . . . . . . .         14,917,896
  10,000,000         5.68%, 11/21/97 . . . . . . . . . . . .          9,774,378

                    General Electric Capital Corp.:
  10,000,000         6.15%, 7/01/97. . . . . . . . . . . . .         10,000,000
  25,000,000         5.42%, 7/14/97. . . . . . . . . . . . .         24,951,069
  45,000,000         5.65%, 7/28/97. . . . . . . . . . . . .         44,809,312
  25,000,000         5.55%, 8/07/97. . . . . . . . . . . . .         24,857,396
  30,000,000         5.55%, 8/19/97. . . . . . . . . . . . .         29,773,375

                    Glaxo Wellcome:
  15,000,000         5.59%, 9/11/97. . . . . . . . . . . . .        14,832,300
  15,000,000         5.56%, 9/19/97. . . . . . . . . . . . .        14,814,667

                    Goldman Sachs:
  30,000,000         5.55%, 7/07/97. . . . . . . . . . . . .         29,972,250
  50,000,000         5.56%, 7/07/97. . . . . . . . . . . . .         49,953,667
  30,000,000         5.56%, 7/28/97. . . . . . . . . . . . .         29,874,900
  80,000,000         5.62%, 9/02/97. . . . . . . . . . . . .         79,213,200

  12,000,000        Halifax Building Society,
                     5.73%, 10/14/97 . . . . . . . . . . . .         11,799,450

  34,000,000        International Lease Finance,
                     5.63%, 8/14/97. . . . . . . . . . . . .         33,766,042

  43,000,000        International Nederlanden (U.S.)
                      Funding Corp.,
                     5.54%, 7/14/97. . . . . . . . . . . . .         42,913,976


                  See Notes to Financial Statements on Page 24

--------------------------------------------------------------------------------
CASH MANAGEMENT PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                         DESCRIPTION                            VALUE
  ------                         -----------                            -----

                    Kingdom of Sweden:
$  8,000,000         5.63%, 7/11/97. . . . . . . . . . . . .       $  7,987,489
  17,000,000         5.35%, 8/18/97. . . . . . . . . . . . .         16,878,847
  30,000,000         5.34%, 8/26/97. . . . . . . . . . . . .         29,750,800

                    Merrill Lynch & Co.:
  25,000,000         5.56%, 7/07/97. . . . . . . . . . . . .         24,976,833
  13,000,000         5.58%, 7/09/97. . . . . . . . . . . . .         12,983,880
  20,000,000         5.65%, 7/21/97. . . . . . . . . . . . .         19,937,222
  30,000,000         5.60%, 8/19/97. . . . . . . . . . . . .         29,771,333
  40,000,000         5.72%, 11/19/97 . . . . . . . . . . . .         39,103,867

                    Morgan Stanley Group Inc.:
  25,000,000         5.57%, 7/21/97. . . . . . . . . . . . .         24,922,639
  30,000,000         5.58%, 7/21/97. . . . . . . . . . . . .         29,907,000

                    National Rural Utility Cooperative
                    Financial Corp.:
   4,700,000         5.55%, 7/03/97. . . . . . . . . . . . .          4,698,551
  18,000,000         5.54%. 8/26/97. . . . . . . . . . . . .         17,844,880

  25,000,000        New South Wales Treasury Corp.,
                     5.61%, 8/11/97. . . . . . . . . . . . .         24,840,271

  62,800,000        Pacific Bell,
                     5.65%, 7/11/97. . . . . . . . . . . . .         62,701,439

                    Receivables Capital Corp.:
  30,000,000         5.57%, 7/02/97. . . . . . . . . . . . .         29,995,363
   6,000,000         5.60%, 7/02/97. . . . . . . . . . . . .          5,999,067

  43,700,000        Repsol International,
                     5.56%, 7/15/97. . . . . . . . . . . . .         43,605,596

  45,000,000        Schering Plough,
                     6.00%, 7/01/97. . . . . . . . . . . . .         45,000,000

  17,100,000        Walt Disney,
                     6.10%, 7/01/97. . . . . . . . . . . . .         17,100,000

  25,000,000        Warner Lambert,
                     5.52%, 7/11/97. . . . . . . . . . . . .         24,961,667
                                                                  -------------
TOTAL COMMERCIAL PAPER
 (Amortized Cost - $1,442,167,151) . . . . . . . . . . . . .      1,442,167,151
                                                                  -------------

                    EURODOLLAR CERTIFICATES OF
                    DEPOSIT -  8.41%
                    Abbey National North America:
  40,000,000         5.71%, 8/14/97. . . . . . . . . . . . .         40,000,482
  12,000,000         5.43%, 8/25/97. . . . . . . . . . . . .         12,000,000
  25,000,000         5.65%, 9/25/97. . . . . . . . . . . . .         25,000,000

  28,000,000        Australia and New Zealand Banking Group,
                     5.67%, 9/30/97. . . . . . . . . . . . .         28,000,698

                    Banco Bilbao Vizcaya:
  18,000,000         5.74%, 7/17/97. . . . . . . . . . . . .         18,000,079
  15,000,000         5.67%, 9/17/97. . . . . . . . . . . . .         15,000,320

  28,000,000        Banco Santander,
                     5.57%, 7/14/97. . . . . . . . . . . . .         28,000,101

  20,000,000        Bank of Tokyo-Mitsubishi Limited,
                     5.66%, 7/09/97. . . . . . . . . . . . .         20,000,044

  20,000,000        Banque National de Paris,
                     5.71%, 8/19/97. . . . . . . . . . . . .         20,000,134

                    Berliner Handels Frankfurt:
  10,000,000         5.73%, 7/07/97. . . . . . . . . . . . .          9,999,982
  35,000,000         5.70%, 7/21/97. . . . . . . . . . . . .         35,000,192

  35,000,000        Commerzbank,
                     5.58%, 7/01/97. . . . . . . . . . . . .         35,000,000

  10,000,000        Credit Agricole,
                     5.79%, 12/16/97 . . . . . . . . . . . .         10,000,907

  12,000,000        Rabobank,
                     5.63%, 9/17/97. . . . . . . . . . . . .         12,004,355

                    Toronto Dominion Bank:
  20,000,000         5.71%, 7/08/97. . . . . . . . . . . . .         20,000,000
  25,000,000         5.71%, 9/25/97. . . . . . . . . . . . .         25,000,000
                                                                  -------------

TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
 (Amortized Cost - $353,007,294) . . . . . . . . . . . . . .        353,007,294
                                                                  -------------

                    EURODOLLAR TIME DEPOSITS - 22.09%
                    Abbey National North America:
  30,000,000         5.72%, 7/10/97. . . . . . . . . . . . .         30,000,000
  25,000,000         5.75%, 8/01/97. . . . . . . . . . . . .         25,000,000

                    ABN Amro Bank:
  50,000,000         5.73%, 7/07/97. . . . . . . . . . . . .         50,000,000
  30,000,000         5.74%, 8/13/97. . . . . . . . . . . . .         30,000,000
  20,000,000         6.00%, 10/31/97 . . . . . . . . . . . .         20,000,000

  25,000,000        Bank Austria AG,
                     5.97%, 10/17/97 . . . . . . . . . . . .         25,000,000

  80,000,000        Bank of Nova Scotia,
                     6.19%, 7/02/97. . . . . . . . . . . . .         80,000,000

  25,000,000        Banque Bruxelles Lambert,
                     5.75%, 7/08/97. . . . . . . . . . . . .         25,000,000

  40,000,000        Credit Agricole,
                     5.72%, 7/10/97. . . . . . . . . . . . .         40,000,000

                    Generale Bank:
  30,000,000         5.56%, 9/03/97. . . . . . . . . . . . .         30,000,000
  25,000,000         5.70%, 9/04/97. . . . . . . . . . . . .         25,000,000

  30,000,000        Internationale Nederlanden (U.S.)
                    Funding Corp.,
                     5.73%, 7/08/97. . . . . . . . . . . . .         30,000,000

  25,000,000        Nordeutsche Landesbank,
                     5.73%, 8/13/97. . . . . . . . . . . . .         25,000,000

  97,256,680        Norwest,
                     6.50%, 7/01/97. . . . . . . . . . . . .         97,256,680


                  See Notes to Financial Statements on Page 24

--------------------------------------------------------------------------------
CASH MANAGEMENT PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                             DESCRIPTION                      VALUE
   ------                             -----------                      -----

$ 20,000,000        Societe Generale,
                     5.55%, 9/03/97. . . . . . . . . . . . .       $ 20,000,000

 125,000,000        Toronto Dominion Bank,
                     6.19%, 7/01/97. . . . . . . . . . . . .        125,000,000

 175,000,000        Union Bank of Switzerland,
                     6.25%, 7/01/97. . . . . . . . . . . . .        175,000,000

  75,000,000        Westdeutsche Landesbank,
                     6.38%, 7/01/97. . . . . . . . . . . . .         75,000,000
                                                                  -------------
TOTAL EURODOLLAR TIME DEPOSITS
(Amortized Cost - $927,256,680). . . . . . . . . . . . . . .        927,256,680
                                                                  -------------

                    FLOATING RATE NOTES - 14.13%
                    American Express Centurion Bank:
                    Monthly Variable Rate,
   10,000,000        5.658%  10/28/97. . . . . . . . . . . .         10,000,000
   10,000,000        5.658%, 11/18/97. . . . . . . . . . . .         10,000,000
   20,000,000        5.658%, 3/06/98 . . . . . . . . . . . .         20,000,000

                    Avco Financial Services Inc.
  25,000,000        Quarterly Variable  Rate,
                     5.773%, 11/17/97. . . . . . . . . . . .         24,999,053

                    Bayerische Landesbank
  50,000,000        Monthly Variable Rate,
                     5.550%, 6/26/98 . . . . . . . . . . . .         49,961,633

                    Bear Stearns Company, Inc.:
                    Monthly Variable Rate,
   10,000,000        5.938%, 7/17/97 . . . . . . . . . . . .         10,001,115
    8,000,000        5.838%, 4/28/98 . . . . . . . . . . . .          8,010,338

                    BHF Finance
  20,000,000        Quarterly Variable Rate,
                     5.670%, 6/26/98 . . . . . . . . . . . .         19,988,559

                    Comerica
  35,000,000        Monthly Variable Rate,
                     5.588%, 2/05/98 . . . . . . . . . . . .         34,985,798

                    CoreStates Bank:
                    Monthly Variable Rate,
   25,000,000        5.658%, 11/07/97. . . . . . . . . . . .         25,000,000
   20,000,000        5.648%, 2/02/98 . . . . . . . . . . . .         20,000,000

                    General Electric Capital Corp.:
                    Quarterly Variable Rate,
   40,000,000        5.750%, 7/08/97 . . . . . . . . . . . .         40,000,000
   20,000,000        5.782%, 1/23/98 . . . . . . . . . . . .         20,000,000

                    Key Bank
  40,000,000        Monthly Variable Rate,
                     5.578%, 3/19/98 . . . . . . . . . . . .         39,978,988

                    Mellon Bank
  10,000,000        Quarterly Variable Rate,
                     5.753%, 6/16/98 . . . . . . . . . . . .         10,000,000

                    Merrill Lynch & Co.:
                      Monthly Variable Rate,
   10,000,000        5.782%, 10/31/97. . . . . . . . . . . .          9,998,680
   25,000,000        5.648%, 2/06/98 . . . . . . . . . . . .         24,997,051

                    Morgan Stanley:
                    Quarterly Variable Rate,
   40,000,000        5.648%, 1/30/98 . . . . . . . . . . . .         40,000,000
   10,000,000        5.763%, 5/18/98 . . . . . . . . . . . .         10,000,000

                    National City Cleveland
  15,000,000        Monthly Variable Rate,
                     5.578%, 2/18/98 . . . . . . . . . . . .         14,993,092

                    Norwest
  40,000,000        Quarterly Variable Rate,
                     5.913%, 12/09/97. . . . . . . . . . . .         40,031,417

                    PNC Bank Corp.:
                    Monthly Variable Rate,
   25,000,000        5.588%, 11/25/97. . . . . . . . . . . .         24,993,048
  40,000,000         5.598%, 1/09/98 . . . . . . . . . . . .         39,987,674
  20,000,000         5.588%, 5/27/98 . . . . . . . . . . . .         19,989,447

                    Student Loan Marketing Association
  25,000,000        Weekly Variable Rate,
                     5.26%, 9/28/98. . . . . . . . . . . . .         24,996,892
                                                                ---------------
TOTAL FLOATING RATE NOTES
(Amortized Cost - $592,912,785). . . . . . . . . . . . . . .        592,912,785
                                                                ---------------

TOTAL INVESTMENTS
(Amortized Cost - $4,048,349,506). . . . . .         96.45%       4,048,349,506
Other Assets Less Liabilities. . . . . . . .          3.55%         148,808,626
                                                    -------     ---------------
NET ASSETS   . . . . . . . . . . . . . . . .        100.00%     $ 4,197,158,132
                                                    -------     ---------------
                                                    -------     ---------------

----------------------
* Interest rates for Commercial Paper represent discount rates at the time of purchase.


                  See Notes to Financial Statements on Page 24

--------------------------------------------------------------------------------
NY TAX FREE MONEY PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------


 PRINCIPAL AMOUNT                                       DESCRIPTION                                                        VALUE
 ----------------                                       -----------                                                        -----
                         NEW YORK - 96.79%

  $ 2,500,000            Buffalo, New York, G.O., RANS, Series A, (LOC: Landesbank Hessen,
                          New York), 4.25%, 7/15/97 (a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 2,500,638
    3,700,000            Great Neck North, New York Water Authority Water System Revenue, Series A,
                          (FGIC Insured), Variable Rate Weekly Demand Note, 4.05%, 1/1/20 (a)  . . . . . . . . . . . . .   3,700,000
    1,000,000            Half Hollow Hills, CSD, New York, Huntington & Babylon, G.O., TANS, 4.00%, 6/26/98. . . . . . .   1,001,760
    2,000,000            Half Hollow Hills, CSD, New York, Huntington & Babylon, G.O., TANS, 4.25%, 6/26/98. . . . . . .   2,008,340
    1,000,000            Metropolitan Transportation Authority, New York, Commuter Facility Contract,
                          Series 1, (Escrowed to Maturity), 8.50%, 7/1/17, Prerefunded 7/1/97 @ 102. . . . . . . . . . .   1,020,000
    1,500,000            Metropolitan Transportation Authority, New York, Transportation Facility Contract,
                          Series 1, (Escrowed to Maturity), 8.50%, 7/1/17, Prerefunded 7/1/97 @ 102. . . . . . . . . . .   1,530,000
    1,455,000            Monroe County, New York, G.O., Series E, 4.50%, 2/1/98. . . . . . . . . . . . . . . . . . . . .   1,459,907
    1,600,000            Montgomery County, New York, I.D.A., Service Merchandise Co., (LOC: Canadian
                          Imperial Bank), Variable Rate Monthly Demand Note, 3.85%, 12/31/24 (a) . . . . . . . . . . . .   1,600,000
    1,500,000            Municipal Assistance Corp., New York, Tax-Exempt Commercial Paper, (LOC: Landesbank
                          Hessen), 3.80%,8/19/97 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,500,000
    1,500,000            Municipal Assistance Corp., New York City, New York, (LOC: Bayerische Landesbank),
                          Variable Rate Weekly Demand Note, 4.05%, 7/1/08 (a). . . . . . . . . . . . . . . . . . . . . .   1,500,000
      200,000            New York City, New York, G.O., Series D, (Escrowed to Maturity), 6.90%, 2/1/98. . . . . . . . .     203,291
      100,000            New York City, New York, G.O. (LOC: Morgan GuarantyTrust), Variable Rate Daily
                          Demand Note, 5.50%, 8/15/18 (a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     100,000
      300,000            New York City, New York, G.O., Series B, (Insured by FGIC), Variable Rate Daily
                          Demand Note, 5.50%, 10/1/20 (a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     300,000
      700,000            New York City, New York, G.O., (LOC: Chase Manhattan Bank), Variable Rate Daily
                          Demand Note, 4.00%, 8/1/21 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     700,000
    2,100,000            New York City, New York, G.O., (LOC: Chase Manhattan Bank), Variable Rate Daily
                          Demand Note, 3.90%, 8/1/23 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   2,100,000
      300,000            New York City, New York, G.O., (LOC: Morgan Guaranty Trust), Variable Rate Daily
                          Demand Note, 5.50%, 8/15/19 (a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     300,000
    1,500,000            New York City, New York, G.O., (LOC: Morgan Guaranty Trust), Variable Rate Daily
                          Demand Note, 5.50%, 8/15/20 (a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,500,000
    1,000,000            New York City, New York, G.O., (LOC: Union Bank of Switzerland), Variable Rate
                          Daily Demand Note, 5.50%, 8/15/22 (a). . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,000,000
    2,000,000            New York City, New York, G.O., (LOC: Union Bank of Switzerland), Variable
                          Rate Daily Demand Note, 5.50%, 8/15/23 (a) . . . . . . . . . . . . . . . . . . . . . . . . . .   2,000,000
    3,800,000            New York City, New York, Municipal Water Finance Authority, Water and Sewer System
                          Revenue, (Insured by FGIC), Variable Rate Daily Demand Note, 5.50%, 6/15/25 (a). . . . . . . .   3,800,000
    1,000,000            New York State, G.O., Series S, Tax Exempt Commercial Paper, 3.65%, 7/14/97 . . . . . . . . . .   1,000,000
      500,000            New York State, G.O., Series S, Tax Exempt Commercial Paper, 3.65%, 7/16/97 . . . . . . . . . .     500,000
    1,500,000            New York State, G.O., Series S, Tax Exempt Commercial Paper, 3.60%, 7/22/97 . . . . . . . . . .   1,500,000
    3,100,000            New York State Dormitory Authority Revenue, City University, 8.125%, 7/1/17,
                          Prerefunded 7/1/97 @ 102 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3,162,000
    3,600,000            New York State Energy Research & Development Authority, P.C.R., Rochester Gas and Electric,
                          (LOC: Credit Suisse), Variable Rate Monthly Demand Note, 3.55%, 10/1/14 (a). . . . . . . . . .   3,600,000
    7,300,000            New York State Energy Research & Development Authority, P.C.R., Niagara Mohawk Power,
                          Series A, (LOC: Toronto Dominion Bank), Variable Rate Daily Demand Note, 5.45%, 7/1/15 (a) . .   7,300,000
    2,000,000            New York State Energy Research & Development Authority, P.C.R., Lilco Project,
                          Series B, (LOC: Deutsche Bank), 3.60%, 3/1/16 (a). . . . . . . . . . . . . . . . . . . . . . .   2,000,000
    1,000,000            New York State Energy Research & Development Authority, P.C.R., New York Electric and Gas,
                          (LOC: Morgan Guaranty Trust), Variable Rate Daily Demand Note, 3.75%, 6/1/29 (a) . . . . . . .   1,000,000
    3,200,000            New York State Energy Research & Development Authority, P.C.R., New York Electric and Gas,
                          (LOC: Union Bank of Switzerland), Variable Rate Daily Demand Note, 5.40%, 10/1/29 (a). . . . .   3,200,000
    4,250,000            New York State Energy Research & Development Authority, P.C.R., Orange/Rockland Utility, (AMBAC
                          Insured), Variable Rate Weekly Demand Note, 4.05%, 8/01/15 (a) . . . . . . . . . . . . . . . .   4,250,000
    1,550,000            New York State Environmental Facilities, P.C.R., State Water Revolving Fund,
                          Series B, 6.00%, 9/15/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,557,480
    1,590,000            New York State Environmental Facilities, P.C.R., State Water Revolving Fund,
                          Series A, 3.40%, 8/15/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,590,000
      490,000            New York State Environmental Facilities, P.C.R., State Water Revolving Fund,
                          Series A, 3.85%, 2/15/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     490,000
    3,180,000            New York State Housing Finance Agency, Hospital Special Surgery Staff, Series A,
                          (LOC: Chase Manhattan Bank), Variable Rate Weekly Demand Note, 4.10%, 11/1/10 (a). . . . . . .   3,180,000
    3,500,000            New York State Housing Finance Agency, Normandie Contract I Project,
                          (LOC: Landesbank Hessen), Variable Rate Weekly Demand Note, 4.00%, 5/15/15 (a) . . . . . . . .   3,500,000
      580,000            New York State Job Development Authority, (LOC: Sumitomo Bank), Variable Rate
                          Monthly Demand Note, 4.00%, 3/1/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .     580,000
    1,270,000            New York State Job Development Authority, (LOC: Sumitomo Bank), Variable Rate
                          Monthly Demand Note, 3.80%, 3/1/00 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,270,000



                    See Notes to Financial Statements on Page 24

--------------------------------------------------------------------------------
NY TAX FREE MONEY PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------


 PRINCIPAL AMOUNT                              DESCRIPTION                                                                 VALUE
 ----------------                              -----------                                                                 -----
$   3,700,000            New York State Local Government Assistance, Series G, (LOC: National
                          Westminster), Variable Weekly Demand Note, 4.05%, 4/1/25 (a) . . . . . . . . . . . . . . . .$  3,700,000
    1,400,000            New York State Medical Care Facilities Finance Agency, Lenox Hill Hospital,
                          Series A, (LOC: Chase Manhattan Bank), Variable Rate Weekly Demand Note, 4.10%,
                          11/1/08 (a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,400,000
    1,800,000            Onondaga County, New York, I.D.A., (LOC: Banque Nationale De Paris), Variable
                          Rate Monthly Demand Note, 3.80%, 11/13/98 (a). . . . . . . . . . . . . . . . . . . . . . . .   1,800,000
    1,880,000            Oyster Bay, New York, G.O., 4.80%, 12/1/97. . . . . . . . . . . . . . . . . . . . . . . . . .   1,887,404
    3,500,000            Senaca County, New York, I.D.A., Civic Facilities Revenue, (LOC: Barclays Bank),
                          Variable Rate Weekly Demand Note, 4.05%, 10/1/21 (a) . . . . . . . . . . . . . . . . . . . .   3,500,000
    1,000,000            Suffolk County, New York, I.D.A., Photronics Corporate Facility, (LOC: Morgan
                          Guaranty Trust), Variable Rate Daily Demand Note, 4.00%, 1/1/98 (a). . . . . . . . . . . . .   1,000,000
    3,100,000            Triborough Bridge and Tunnel Authority, Series M, 7.375%, 1/1/08, (Escrowed to
                          Maturity), Prerefunded 1/1/98 @ 102. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3,215,304
      270,000            Triborough Bridge and Tunnel Authority, Series M, 7.50%, 1/1/15, (Escrowed to Maturity),
                          Prerefunded 1/1/98 @ 102 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     280,101
      400,000            Westchester County, New York, G.O., Series B, 5.75%, 9/15/97. . . . . . . . . . . . . . . . .     401,524
                                                                                                                        -----------

TOTAL NEW YORK OBLIGATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  86,687,749
                                                                                                                        -----------
                         PUERTO RICO - 5.06%
    3,200,000            Puerto Rico Commonwealth Government Development Bank, (LOC: Credit Suisse), Variable
                          Rate Weekly Demand Note, 3.75%, 12/1/15 (a). . . . . . . . . . . . . . . . . . . . . . . . .   3,200,000
    1,335,000            Puerto Rico Industrial Medical and Environmental Pollution Control Facilities Financing
                          Authority Revenue, (LOC: Bank of Tokyo-Mitsubishi), Variable Rate Weekly Demand
                          Note, 4.20%, 12/1/15 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,335,000
                                                                                                                       -----------

TOTAL PUERTO RICO OBLIGATIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   4,535,000
                                                                                                                       -----------

TOTAL INVESTMENTS (Amortized Cost $91,222,749) . . . . . . . . . . . . . . . . . . . . . . . . . . . .        101.85%   91,222,749
Liabilities in Excess of Other Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (1.85)%  (1,663,061)
                                                                                                             --------  -----------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        100.00%  $89,559,688
                                                                                                             --------  -----------
                                                                                                             --------  -----------


--------------
(a) Securities payable on demand, secured by bank Letters of Credit or other bank credit agreements. This interest rate, which will change periodically, is based on bank prime rates or an index of market interest rates.

The following abbreviations are used in portfolio descriptions:

AMBAC   -    American Municipal Bond Assurance Corporation
CSD     -    Central School District
FGIC    -    Financial Guaranty Insurance Corporation
G.O.    -    General Obligation
I.D.A.  -    Industrial Development Authority
LOC     -    Letter of Credit
P.C.R.  -    Pollution Control Revenue
TANS    -    Tax Anticipation Notes


                  See Notes to Financial Statements on Page 24

--------------------------------------------------------------------------------
TAX FREE MONEY PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------


PRINCIPAL AMOUNT                                                    DESCRIPTION                                             VALUE
----------------                                                    -----------                                             -----
                    ARIZONA - 3.38%
$   2,250,000       Chandler, Arizona, I.D.A., (LOC: National Westminster), Variable Rate Monthly
                     Demand Note, 4.10%, 12/15/09 (a). . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $   2,250,000
      900,000       Pinal County, Arizona, I.D.A., P.C.R., (LOC: National Westminster), Variable Rate
                     Daily Demand Note, 4.00%, 12/1/09 (a) . . . . . . . . . . . . . . . . . . . . . . . . . .               900,000
    1,000,000       Salt River Project, Arizona, Agriculture Improvement & Power District Electric System
                     Revenue, Series A, (Escrowed to Maturity), 7.875%, 1/1/28, Prerefunded 1/1/98 @ 102. . . .            1,040,303
                                                                                                                       -------------
                                                                                                                           4,190,303
                                                                                                                       -------------

                    COLORADO - 1.63%
   2,000,000        Colorado State TRANS, Series A, 4.50%, 6/26/98 . . . . . . . . . . . . . . . . . . . . . .             2,012,340
                                                                                                                       -------------

                    DELAWARE - 2.04%
   2,500,000        Delaware State, G.O., Series B, 5.00%, 5/1/98. . . . . . . . . . . . . . . . . . . . . . .             2,522,181
                                                                                                                       -------------
                    FLORIDA - 21.88%
   1,130,000        Dade County, Florida, Housing Finance Authority, Bermuda Villas, Series K,
                     (LOC: John Hancock Insurance), Variable Rate Weekly Demand Note, 4.20%, 2/1/05 (a). . . .             1,130,000
   1,200,000        Dade County Florida, Housing Finance Authority, Cutler Club Apartments,
                     Series J, (LOC:  John Hancock Insurance), Variable Rate Weekly Demand Note,
                     4.20%, 2/1/05 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,200,000
   3,000,000        Dade County Florida, Housing Finance Authority, Nob Hill Project, Series 1,
                     (LOC: John Hancock Insurance), Variable Rate Weekly Demand Note, 4.20%, 8/1/05 (a). . . .             3,000,000
   4,700,000        Florida Housing Finance Agency, River Oaks, (LOC: Citibank), Variable Rate
                     Weekly Demand Note, 4.20%, 12/1/07 (a). . . . . . . . . . . . . . . . . . . . . . . . . .             4,700,000
   1,340,000        Jacksonville, Florida, Electric Authority Revenue, St. Johns River, 4.25%, 10/1/97 . . . .             1,342,359
   5,300,000        Palm Beach County, Florida, Water and Sewer Revenue, (LOC: Sanwa Bank), Variable
                     Rate Daily Demand Note, 4.10%, 10/1/11 (a). . . . . . . . . . . . . . . . . . . . . . . .             5,300,000
   5,800,000        Pinellas County, Florida, Health Facility Authority Revenue, Pooled Hospital Loan
                     Program, (LOC: Chase Manhattan), Variable Rate Daily Demand Note, 4.00%, 12/1/15 (a). . .             5,800,000
   1,000,000        Sunshine State, Florida, Governmental Financing Commission, Tax-Exempt
                     Commercial Paper, (LOC: Morgan Guaranty, National Westminster, Union Bank
                     of Switzerland), 3.65%, 7/25/97 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,000,000
   2,500,000        Sunshine State, Florida, Governmental Financing Commission, Tax-Exempt
                     Commercial Paper, (LOC: Morgan Guaranty, National Westminster, Union Bank of
                     Switzerland), 3.70%, 8/7/97 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             2,500,000
   1,000,000        Sunshine State, Florida, Governmental Financing Commission, Tax-Exempt Commercial Paper,
                     (LOC: Morgan Guaranty, National Westminster, Union Bank of Switzerland),
                     3.65%, 7/14/97 (a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,000,000
     100,000        Sunshine State, Florida, Governmental Financing Commission, Tax-Exempt Commercial
                     Paper, (LOC: Morgan Guaranty, National Westminster, Union Bank of Switzerland),
                     3.90%, 8/7/97 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               100,000
                                                                                                                       -------------
                                                                                                                          27,072,359
                                                                                                                       -------------

                    GEORGIA - 2.06%
   1,500,000        Georgia State, G.O., Series A, 7.70%, 2/1/98 . . . . . . . . . . . . . . . . . . . . . . .             1,533,173
   1,000,000        Georgia State, G.O., Series C, 6.50%, 7/1/98 . . . . . . . . . . . . . . . . . . . . . . .             1,025,712
                                                                                                                       -------------
                                                                                                                           2,558,885
                                                                                                                       -------------

                    IDAHO - 1.63%
   2,000,000        Idaho State, TANS, 4.625%, 6/30/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . .             2,014,300
                                                                                                                       -------------

                    ILLINOIS - 1.05%
   1,300,000        Burbank, Illinois, I.D.R., Service Merchandise Inc., (LOC: Canadian Imperial Bank),
                     Variable Rate Monthly Demand Note, 3.85%, 9/15/24 (a) . . . . . . . . . . . . . . . . . .             1,300,000
                                                                                                                       -------------
                    IOWA - 4.52%
   2,700,000        Des Moines, Iowa, C.D.A., East Grand Office Park Project, (Guaranteed by Principal
                     Financial Group), Variable Rate Monthly Demand Note, 4.05%, 4/1/15 (a). . . . . . . . . .             2,700,000
   2,895,000        Urbandale, Iowa, I.D.R., Meredith Drive Associates, (Guaranteed by Principal
                     Financial Group), Variable Rate Monthly Demand Note, 4.05%, 11/1/15 (a) . . . . . . . . .             2,895,000
                                                                                                                       -------------
                                                                                                                           5,595,000
                                                                                                                       -------------

                    KANSAS - 1.13%
   1,400,000        Fairway, Kansas, I.D.R., (J.C. Nichols Project,) Guaranteed by Principal Mutual
                     Insurance), Variable Rate Monthly Demand Note, 4.05%, 11/1/14 (a) . . . . . . . . . . . .             1,400,000
                                                                                                                       -------------



                    See Notes to Financial Statements on Page 24

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TAX FREE MONEY PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------


PRINCIPAL AMOUNT                                                 DESCRIPTION                                                 VALUE
----------------                                                 -----------                                                 -----
                    LOUISIANA - 0.81%
$  1,000,000        Jefferson Parish, Louisiana Hospital Revenue, West Jefferson Medical Center, (LOC:
                     Rabobank Nederland), Variable Rate Weekly Demand Note, 4.25%, 1/1/26 (a). . . . . . . . .          $  1,000,000
                                                                                                                        ------------
                    MARYLAND - 2.94%
   1,000,000        Maryland State, G.O., 6.70%, 7/15/97 . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,001,197
   1,500,000        Maryland State Department of Transportation, 6.90%, 7/1/00, Prerefunded 7/1/97 @ 101.25. .             1,518,750
   1,095,000        Montgomery County, Maryland Series A, 6.60%, 7/1/98 Prerefunded 7/1/97 @ 102 . . . . . . .             1,116,900
                                                                                                                       -------------
                                                                                                                           3,636,847
                                                                                                                       -------------

                    MICHIGAN - 5.55%
   4,250,000        Michigan State, G.O., 4.50%, 9/30/97 . . . . . . . . . . . . . . . . . . . . . . . . . . .             4,260,771
   2,600,000        Michigan State Housing Authority, Series C, (LOC: Credit Suisse), Variable Rate
                     Weekly Demand Note, 4.35%, 4/1/19 (a) . . . . . . . . . . . . . . . . . . . . . . . . . .             2,600,000
                                                                                                                       -------------
                     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             6,860,771
                                                                                                                       -------------

                    MINNESOTA - 5.85%
   1,000,000        Minnesota State, G.O., 6.60%, 8/1/97 . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,002,550
   2,000,000        Minnesota State, G.O., 5.50%, 8/1/97 . . . . . . . . . . . . . . . . . . . . . . . . . . .             2,003,136
   4,200,000        Minnesota State, G.O., 4.50%, 5/1/98 . . . . . . . . . . . . . . . . . . . . . . . . . . .             4,225,410
                                                                                                                       -------------
                                                                                                                           7,231,096
                                                                                                                       -------------

                    MISSISSIPPI - 1.71%
   2,065,000        Mississippi State, Correctional Facility Project, 7.00%, 8/1/00 Prerefunded
                     8/1/97 @ 102. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             2,111,521
                                                                                                                       -------------

                    MISSOURI - 1.78%
   2,200,000        Kansas City, Missouri, I.D.A., Coach House Project, (Guaranteed by Principal Mutual
                     Life Insurance), Variable Rate Monthly Demand Note, 4.05%, 12/1/15 (a). . . . . . . . . .             2,200,000
                                                                                                                       -------------

                    MONTANA - 2.43%
   3,000,000        Forsyth, Montana, P.C.R., Pacificorp Project, (LOC: Rabobank Nederland), Variable Rate
                     Daily Demand Note, 5.45%, 1/1/18 (a). . . . . . . . . . . . . . . . . . . . . . . . . . .             3,000,000
                                                                                                                       -------------

                    NEW HAMPSHIRE - 1.70%
   2,100,000        New Hampshire State, I.D.A., (LOC: Union Bank of Switzerland), Variable Rate
                     Monthly Demand Note, 3.80%, 7/1/13 (a). . . . . . . . . . . . . . . . . . . . . . . . . .             2,100,000
                                                                                                                       -------------

                    NEW YORK - 14.54%
   2,000,000        Municipal Assistance Corp, New York, Tax-Exempt Commercial Paper, (LOC: Landesbank
                     Hessen), 3.80%, 8/19/97 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             2,000,000
   2,500,000        Municipal Assistance Corp for City New York, New York, (LOC: Bayerische
                     Landesbank), Variable Rate Weekly Demand Note, 4.05%, 7/1/08 (a). . . . . . . . . . . . .             2,500,000
     450,000        New York City, New York, G.O., Series B, (Insured FGIC), Variable Rate Daily
                     Demand Note, 5.50%, 10/1/20 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               450,000
   2,000,000        New York State Dormitory Authority, City University System, Series A, (Escrowed to
                     Maturity), 3.65%, 7/1/17, Prerefunded 7/1/97 @ 102. . . . . . . . . . . . . . . . . . . .             2,040,000
     400,000        New York State Energy Research and Development Authority, P.C.R., Niagara Mohawk
                     Power, Series A, (LOC: Toronto Dominion), Variable Rate Daily Demand Note,
                     5.45%, 7/1/15 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               400,000
     400,000        New York State Environmetal Facility Corp., P.C.R., Series D, 5.20%, 11/15/97. . . . . . .               402,040
   2,000,000        New York State Housing Finance Agency, Normandie Ct. Project, (LOC: Landesbank
                     Hessen), Variable Rate Weekly Demand Note, 4.00%, 5/15/15 (a) . . . . . . . . . . . . . .             2,000,000
   1,200,000        New York State Local Assistance, Series A, (LOC: Credit Suisse, Union Bank of
                     Switzerland), Variable Rate Weekly Demand Note, 4.00%, 4/1/22 (a) . . . . . . . . . . . .             1,200,000
   3,000,000        New York State Local Assistance, Series G, (LOC: National Westminster), Variable Rate
                     Weekly Demand Note, 4.05%, 4/1/25 (a) . . . . . . . . . . . . . . . . . . . . . . . . . .             3,000,000
   2,000,000        New York State, Series S, Tax-Exempt Commerical Paper, 3.65%, 7/14/97. . . . . . . . . . .             2,000,000
   1,000,000        New York State, Series S, Tax-Exempt Commerical Paper, 3.65%, 7/16/97. . . . . . . . . . .             1,000,000
   1,000,000        New York State, Series S, Tax-Exempt Commerical Paper, 3.70%, 8/5/97 . . . . . . . . . . .             1,000,000
                                                                                                                       -------------
                                                                                                                          17,992,040
                                                                                                                       -------------
                    OHIO - 2.26%
   2,800,000        Cuyahoga County, Ohio, Hospital Revenue, University Hospital Cleveland, (LOC: Dai-Ichi
                     Kangyo), Variable Rate Daily Demand Note, 4.20%, 1/1/16 (a). . . . . . . . . . . . . . .              2,800,000
                                                                                                                       -------------



                  See Notes to Financial Statements on Page 24

--------------------------------------------------------------------------------
TAX FREE MONEY PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------


PRINCIPAL AMOUNT                                                      DESCRIPTION                                            VALUE
----------------                                                      -----------                                            -----
                    PENNSYLVANIA - 0.57%
 $   700,000        Lehigh County, Pennsylvania, I.D.R., Allegheny Electric, (LOC:Rabobank Nederland),
                     Variable Rate Monthly Demand Note, 3.80%, 6/1/14 (a). . . . . . . . . . . . . . . . . . .              700,000
                                                                                                                      -------------
                    SOUTH CAROLINA - 0.41%
     500,000        South Carolina State, G.O., Series B, 5.30%, 3/1/98. . . . . . . . . . . . . . . . . . . .              504,356
                                                                                                                      -------------

                    TEXAS - 13.25%
   4,000,000        Dallas, Texas, G.O., 5.20%, 2/15/98. . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,036,383
   1,400,000        Sabine River Authority Texas P.C.R., Utilities Electric Company, (LOC: Union Bank
                     of Switzerland), Variable Rate Daily Demand Note, 5.45%, 6/1/30 (a) . . . . . . . . . . .            1,400,000
   1,255,000        San Antonio, Texas, Electric and Gas, 8.00%, 2/1/16. . . . . . . . . . . . . . . . . . . .            1,309,149
   4,645,000        Texas Small Business, I.D.R., Texas Public Facilities, (LOC: Credit Suisse, National
                     Westminster), Variable Rate Weekly Demand Note, 4.20%, 7/1/26 (a) . . . . . . . . . . . .            4,645,000
   5,000,000        Texas State, TRANS, 4.75%, 8/29/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,007,022
                                                                                                                      -------------
                                                                                                                         16,397,554
                                                                                                                      -------------

                    UTAH - 0.81%
   1,000,000        Utah State,  G.O., 4.90%, 7/1/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,000,000
                                                                                                                      -------------
                    VERMONT - 3.83%
   4,735,000        Vermont I.D.A., Central Vermont Public Service, (LOC: Toronto Dominion), Variable Rate
                     Monthly Demand Note, 4.10%, 12/1/13 (a) . . . . . . . . . . . . . . . . . . . . . . . . .            4,735,000
                                                                                                                      -------------
                    WASHINGTON - 3.05%
   3,265,000        Chelan County, Washington, Public Utility District 1, (Insured by MBIA),
                     Variable Rate Weekly Demand Note, 4.05%, 6/1/15 (a) . . . . . . . . . . . . . . . . . . .            3,265,000
     500,000        Washington State G.O., 8.70%, 10/1/00, Prerefunded 10/1/97 @ 100 . . . . . . . . . . . . .              505,945
                                                                                                                      -------------
                                                                                                                          3,770,945
                                                                                                                      -------------

                    WYOMING - 3.96%
   1,000,000        Sweetwater County, Wyoming, Tax-Exempt Commercial Paper, (LOC: Union Bank of
                     Switzerland), 3.60%, 7/3/97 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,000,000
   1,500,000        Sweetwater County, Wyoming, Tax-Exempt Commercial Paper, (LOC: Union Bank of
                     Switzerland), 3.70%, 7/22/97 (a). . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,500,000
   2,000,000        Sweetwater County, Wyoming, Tax-Exempt Commercial Paper, (LOC: Union Bank of
                     Switzerland), 3.60%, 8/1/97 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,000,000
     400,000        Sweetwater County, Wyoming, P.C.R., Pacificorp Project, (LOC: Canadian Imperial
                     Bank), Variable Rate Daily Demand Note, 5.45%, 1/1/14 (a) . . . . . . . . . . . . . . . .              400,000
                                                                                                                      -------------
                                                                                                                          4,900,000
                                                                                                                      -------------

TOTAL INVESTMENTS (amortized cost $129,605,498). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  104.77%   129,605,498
Liabilities less Other Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  . . . .   (4.77)%   (5,896,917)
                                                                                                              ------  -------------
NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  . . . . . . . . . . . . . . . .  100.00%  $123,708,581
                                                                                                              ------  -------------
                                                                                                              ------  -------------

----------
(a) Securities payable on demand, secured by bank Letters of Credit or other bank credit agreements. This interest rate, which will change periodically, is based on bank prime rates or an index of market interest rates.

The following abbreviations are used in portfolio descriptions:

C.D.A.   -  Community Development Authority
FGIC     -  Financial Guaranty Insurance Corporation
G.O.     -  General Obligation
I.D.A.   -  Industrial Development Authority
I.D.R.   -  Industrial Development Revenue
LOC      -  Letter of Credit
MBIA     -  Municipal Bond Investors Assurance Corporation
P.C.R.   -  Pollution Control Revenue
TANS     -  Tax  Anticipation Notes
TRANS    -  Tax Revenue Anticipation Notes


                See Notes to Financial Statements on Page 24

--------------------------------------------------------------------------------
TREASURY MONEY PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------



Principal Amount                                            Description                                                     Value
----------------                                            -----------                                                     -----

                 UNITED STATES TREASURY NOTES- 18.67%
$  85,000,000    5.75%, 9/30/97. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $     85,064,755
  135,000,000    5.625%, 10/31/97. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         134,929,944
   50,000,000    5.75%, 10/31/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          50,044,678
  155,000,000    5.25%, 12/31/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         154,756,580
                                                                                                                    --------------
TOTAL UNITED STATES TREASURY NOTES (Amortized Cost $424,795,957) . . . . . . . . . . . . . . . . . . . . . . .         424,795,957
                                                                                                                    --------------

                 REPURCHASE AGREEMENTS - 81.81%
   75,000,000    Tri-Party Repurchase Agreement with Bear Stearns, Dated 5/22/97, 5.48%, Principal &
                   Interest in the Amount of $75,456,667, Due 7/21/97, (Collateralized by U.S. Treasury
                   Strips, Par Value of $75,000,000, Coupon rate of 6.22%  to  6.52%, Due 8/15/07 to 8/15/16,
                   Value of $75,684,999) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          75,000,000

  200,000,000    Open Tri-party Repurchase Agreement with Canadian Imperial Bank, Dated 6/30/97, Daily
                   Variable Rate, Principal amount of $200,000,000 (Collateralized by U.S. Treasury Notes,
                   Par Value of $187,444,000, Coupon  rates of 5.50%  to  6.25%, Due 3/31/98 to 11/15/98,
                   Value of $190,755,344; U.S. Treasury Bond, Par Value of $11,224,000, Coupon rate of 7.875%,
                   Due 2/15/21, Value of $13,249,272). . . . . . . . . . . . . . . . . . . . . . . . . . . . .         200,000,000

   85,000,000    Tri-party Repurchase Agreement with Citicorp,  Dated 6/30/97, 6.00%, Principal & Interest in
                   the amount of $85,014,167, Due 7/01/97, (Collateralized by U.S. Treasury Notes, Par Value
                   of $84,920,000, Coupon rates of 5.875% to 6.25%, Due 8/15/98 to 3/31/99, Value of
                   $86,705,700). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          85,000,000

  175,000,000    Tri-party Repurchase Agreement with Deutche Bank, Dated 6/30/97, 6.10%, Principal & Interest
                   in the amount of $175,029,653, Due 7/01/97, (Collateralized by U.S. Treasury Bonds, Par
                   Value of $12,370,000, Coupon rates of 7.50% to 10.625%, Due 8/15/15 to 11/15/24, Value of
                   $14,284,118; U.S. Treasury Notes, Par Value of $163,708,000, Coupon rates of 5.50% to 7.50%,
                   Due 8/15/97 to 5/15/07, Value of $164,216,715). . . . . . . . . . . . . . . . . . . . . . .         175,000,000

   15,000,000    Tri-party Repurchase Agreement with Dean Witter, Dated 6/30/97, 5.75%, Principal & Interest in
                 the amount of $15,002,396, Due 7/01/97, (Collateralized by U.S. Treasury Notes, Par Value of
                 $16,087,000, Coupon rate of 6.75% to 8.5%, Due 3/15/98 to 6/01/05, Value of $16,484,971). . .          15,000,000

   75,000,000    Tri-party Repurchase Agreement with Dean Witter, Dated 6/30/97, 5.90%, Principal & Interest in the amount of $75,012,292, Due 7/01/97, (Collateralized by U.S. Treasury Bonds, Par
                   Value of $73,420,000, Coupon rates of 6.5% to 8.0%, Due 9/25/15 to 3/01/24, Value of
                   $75,605,070). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          75,000,000

   75,000,000    Tri-party Repurchase Agreement with First Boston, Dated 5/22/97, 5.48%, Principal & Interest
                   in the amount of $75,456,667, Due 7/21/97 (Collateralized by U.S. Treasury Strips, Par Value
                   $111,786,000, Due 11/15/97 to 2/15/15, Value of $77,240,263). . . . . . . . . . . . . . . .          75,000,000

   15,000,000    Tri-party Repurchase Agreement with First Boston, Dated 6/30/97, 5.75%, Principal & Interest in
                   the amount of $15,002,396, Due 7/01/97 (Collateralized by U.S. Treasury Strips, Par Value of
                   $33,040,000, Due from 11/15/97 to 2/15/25, Value of $15,693,353). . . . . . . . . . . . . .          15,000,000

   90,000,000    Tri-party Repurchase Agreement with Goldman Sachs, Dated 6/30/97, 5.50%, Principal & Interest
                   in the amount of $90,013,750, Due 7/01/97 (Collateralized by U.S. Treasury Note, Par Value of
                   $89,947,000, Coupon rate of 6.625%, Due 5/15/07, Value of $91,800,021). . . . . . . . . . .          90,000,000

  200,000,000    Open Tri-party Repurchase Agreement with HSBC Securities, Dated 6/26/97, Daily Variable Rate,
                   Principal amount of $200,000,000 (Collateralized by U.S. Treasury Strips, Par Value of
                   $15,668,000, Due from 5/15/20 to 2/15/26, Value of $2,764,644; U.S. Treasury Principal Strip,
                   Par Value of $327,262,000, Due from 2/15/15 to 11/15/26, Value of $201,237,585) . . . . . .         200,000,000

   85,000,000    Tri-party Repurchase Agreement with J.P. Morgan, Dated 6/30/97, 5.95%, Principal & Interest in
                   the amount of $85,014,049, Due 7/01/97, (Collateralized by U.S. Treasury Bills, Par Value of
                   $85,314,000, Coupon rates of 6.25% to 6.50%, Due from 3/31/99 to 4/30/99, Value of
                   $88,085,998). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          85,000,000

  180,000,000    Tri-party Repurchase Agreement with Merrill Lynch, Dated 5/21/97, 5.49%, Principal & Interest
                   in the amount of $181,125,450, Due 7/18/97, (Collateralized by U.S. Treasury Bonds, Par Value
                   of $131,560,000, Coupon rates of 11.625% to 13.75%, Due from 8/15/04 to 5/15/05, Value of
                   $183,601,707) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         180,000,000

                 See Notes to Financial Statements on Page 24

                                       19


--------------------------------------------------------------------------------
TREASURY MONEY PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------


Principal Amount                  Description                                                                              Value
----------------                  -----------                                                                              -----
$  80,000,000    Tri-party Repurchase Agreement with Nomura, Dated 6/30/97, 5.90%, Principal & Interest in the
                   amount of $80,013,111, Due 7/01/97, (Collateralized by U.S. Treasury Bonds, Par Value of
                   $71,532,000, Coupon rates of 7.125% to 8.125%, Due from 8/15/19 to 2/15/23, Value of
                   $81,600,275). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $     80,000,000

  120,000,000    Open Tri-party Repurchase Agreement with Sanwa Bank, Dated 6/26/97, Daily Variable Rate,
                   Principal amount of $120,000,000 (Collateralized by U.S. Treasury Notes, Par Value of
                   $113,807,000, Coupon rates of 5.50% to 7.875%, Due from 4/15/98 to 11/30/00, Value of
                   $115,520,135; U.S. Treasury Bonds, Par Value of $5,028,000, Coupon rates of 6.75% to 12.00%,
                   Due from 8/15/13 to 8/15/26, Value of $7,112,243) . . . . . . . . . . . . . . . . . . . . .         120,000,000

   85,000,000    Tri-party Repurchase Agreement with Smith Barney, Dated 6/30/97, 5.95%, Principal & Interest in
                   the amount of $85,014,049, Due 7/01/97, (Collateralized by U.S. Treasury Notes, Par Value of
                   $30,608,000, Coupon rate of 6.625%, Due 5/15/07, Value of $31,238,563; U.S. Treasury Bills,
                   Par Value of $21,998,000, Due 12/04/97, Value of $21,508,720; U.S. Treasury Strips, Par Value
                   of $90,852,000, Due from 5/15/02 to 11/15/17, Value of $33,953,122) . . . . . . . . . . . .          85,000,000

  136,865,335    Tri-party Repurchase Agreement with Swiss Bank, Dated 6/30/97, 5.80%, Principal & Interest in
                   the amount of $136,887,386, Due 7/01/97, (Collateralized by U.S. Treasury Notes, Par Value of
                   $120,565,000, Coupon rates of 5.50% to 7.875%, Due from 7/31/98 to 8/15/05, Value of
                   $123,590,774; U.S. Treasury Bond, Par Value of $14,000,000, Coupon rate of 8.125%, Due
                   8/15/21, Value of $16,549,378). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         136,865,335

   85,000,000    Tri-party Repurchase Agreement with Swiss Bank, Dated 6/30/97, 5.95%, Principal & Interest in
                   the amount of $85,014,049, Due 7/01/97, (Collateralized by U.S. Treasury Principal Strip, Par
                   Value of $398,799,000, Due from 2/15/19 to 2/15/20, Value of $87,300,565) . . . . . . . . .          85,000,000

   85,000,000    Tri-party Repurchase Agreement with UBS, Dated 6/30/97, 5.90%, Principal & Interest in the amount of $85,013,931, Due 7/01/97, (Collateralized by U.S. Treasury Notes, Par Value of $84,935,000,
                   Coupon rate of 6.00%, Due 8/15/99, Value of $86,702,982). . . . . . . . . . . . . . . . . .          85,000,000
                                                                                                                    --------------

TOTAL REPURCHASE AGREEMENTS (Amortized Cost $1,861,865,335). . . . . . . . . . . . . . . . . . . . . . . . . .       1,861,865,335
                                                                                                                    --------------

TOTAL INVESTMENTS (Amortized Cost $2,286,661,292). . . . . . . . . . . . . . . . . . . . . . .         100.48%       2,286,661,292
Liabilities in Excess of Other Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (0.48)%         (10,884,532)
                                                                                                       ------     ----------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         100.00%    $  2,275,776,760
                                                                                                       ------     ----------------
                                                                                                       ------     ----------------


                     See Notes to Financial Statements on Page 24

--------------------------------------------------------------------------------
BT PORTFOLIOS

STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------


                                                        CASH              NY TAX               TAX FREE              TREASURY
                                                     MANAGEMENT          FREE MONEY              MONEY                 MONEY
                                                 ----------------     ----------------     ----------------     ----------------
ASSETS
  Investments, at Value* . . . . . . . . . . .   $  4,048,349,506     $     91,222,749     $    129,605,498     $  2,286,661,292
  Cash . . . . . . . . . . . . . . . . . . . .            472,565              110,224               96,953                   --
  Receivable for Securities Sold . . . . . . .                 --              500,337            1,300,866                   --
  Interest Receivable. . . . . . . . . . . . .        149,003,266              759,977            1,269,359            5,496,207
  Prepaid Expenses and Other . . . . . . . . .             26,114                  150                   43                5,714
                                                 ----------------     ----------------     ----------------     ----------------
Total Assets . . . . . . . . . . . . . . . . .      4,197,851,451           92,593,437          132,272,719        2,292,163,213
                                                 ----------------     ----------------     ----------------     ----------------
LIABILITIES
  Due to Bankers Trust . . . . . . . . . . . .            654,943               11,452               16,161              343,138
  Due to Custodian . . . . . . . . . . . . . .                 --                   --                   --           16,025,915
  Payable for Securities Purchased . . . . . .                 --            3,010,100            8,533,914                   --
  Accrued Expenses and Other . . . . . . . . .             38,376               12,197               14,063               17,400
                                                 ----------------     ----------------     ----------------     ----------------
Total Liabilities. . . . . . . . . . . . . . .            693,319            3,033,749            8,564,138           16,386,453
                                                 ----------------     ----------------     ----------------     ----------------
NET ASSETS . . . . . . . . . . . . . . . . . .   $  4,197,158,132     $     89,559,688     $    123,708,581     $  2,275,776,760
                                                 ----------------     ----------------     ----------------     ----------------
                                                 ----------------     ----------------     ----------------     ----------------
COMPOSITION OF NET ASSETS
  Paid-in Capital. . . . . . . . . . . . . . .   $  4,197,158,132     $     89,559,688     $    123,708,581     $  2,275,776,760
                                                 ----------------     ----------------     ----------------     ----------------
NET ASSETS . . . . . . . . . . . . . . . . . .   $  4,197,158,132     $     89,559,688     $    123,708,581     $  2,275,776,760
                                                 ----------------     ----------------     ----------------     ----------------
                                                 ----------------     ----------------     ----------------     ----------------

--------------------------------------------------------------------------------


STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         CASH                NY TAX              TAX FREE             TREASURY
                                                      MANAGEMENT           FREE MONEY              MONEY                MONEY
                                                   ----------------     ----------------     ----------------     ----------------
INVESTMENT INCOME
  Interest . . . . . . . . . . . . . . . . . . .   $    114,299,785     $      1,433,923     $      2,396,967     $     51,511,531
                                                   ----------------     ----------------     ----------------     ----------------
EXPENSES
  Advisory Fees. . . . . . . . . . . . . . . . .          3,090,456               61,351               99,968            1,427,151
  Administration and Services Fees . . . . . . .          1,030,152               20,450               33,323              475,717
  Professional Fees. . . . . . . . . . . . . . .             15,569               12,404               13,003               14,025
  Trustees Fees. . . . . . . . . . . . . . . . .              1,046                1,050                1,046                1,050
  Miscellaneous. . . . . . . . . . . . . . . . .             17,734                  280                  397               14,820
                                                   ----------------     ----------------     ----------------     ----------------
  Total Expenses . . . . . . . . . . . . . . . .          4,154,957               95,535              147,737            1,932,763
  Less:  Expenses Absorbed by Bankers Trust. . .           (446,410)             (13,734)             (14,446)             (29,895)
                                                   ----------------     ----------------     ----------------     ----------------
    Net Expenses . . . . . . . . . . . . . . . .          3,708,547               81,801              133,291            1,902,868
NET INVESTMENT INCOME. . . . . . . . . . . . . .        110,591,238            1,352,122            2,263,676           49,608,663
REALIZED GAIN (LOSS) FROM INVESTMENT
 TRANSACTIONS. . . . . . . . . . . . . . . . . .            (22,473)               7,792               (4,886)             (26,776)
                                                   ----------------     ----------------     ----------------     ----------------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . .   $    110,568,765     $      1,359,914     $      2,258,790     $     49,581,887
                                                   ----------------     ----------------     ----------------     ----------------
                                                   ----------------     ----------------     ----------------     ----------------

-----------------
* For the Treasury Money Portfolio, includes repurchase agreements amounting to $1,861,865,335.

                  See Notes to Financial Statements on Page 24

--------------------------------------------------------------------------------
BT PORTFOLIOS

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            CASH MANAGEMENT                      NY TAX FREE MONEY
                                                 --------------------------------------    --------------------------------------
                                                      FOR THE              FOR THE              FOR THE              FOR THE
                                                 SIX MONTHS ENDED        YEAR ENDED        SIX MONTHS ENDED         YEAR ENDED
                                                  JUNE 30, 1997+      DECEMBER 31, 1996     JUNE 30, 1997+      DECEMBER 31, 1996
                                                 ----------------     -----------------    ----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net Investment Income. . . . . . . . . . . .   $    110,591,238     $    173,497,388     $      1,352,122     $      2,748,049
  Net Realized Gain (Loss) from Investment
    Transactions . . . . . . . . . . . . . . .           (22,473)              102,443                7,792              (2,716)
                                                 ----------------     -----------------    ----------------     -----------------
Net Increase in Net Assets from Operations . .        110,568,765          173,599,831            1,359,914            2,745,333
                                                 ----------------     -----------------    ----------------     -----------------
CAPITAL TRANSACTIONS
  Proceeds from Capital Invested . . . . . . .     12,633,606,938       20,303,004,962           97,330,382          248,919,074
  Value of Capital Withdrawn . . . . . . . . .   (11,808,927,263)     (19,831,740,806)         (85,163,263)        (246,564,588)
Net Increase in Net Assets from Capital
  Transactions . . . . . . . . . . . . . . . .        824,679,675          471,264,156           12,167,119            2,354,486
                                                 ----------------     -----------------    ----------------     -----------------
CONTRIBUTIONS OF CAPITAL
  Proceeds Contributed . . . . . . . . . . . .                 --            1,113,488                   --                   --
                                                 ----------------     -----------------    ----------------     -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS. . . .        935,248,440          645,977,475           13,527,033            5,099,819

NET ASSETS
Beginning of Period. . . . . . . . . . . . . .      3,261,909,692        2,615,932,217           76,032,655           70,932,836
                                                 ----------------     -----------------    ----------------     -----------------
End of Period. . . . . . . . . . . . . . . . .   $  4,197,158,132     $  3,261,909,692     $     89,559,688     $     76,032,655
                                                 ----------------     -----------------    ----------------     -----------------


                                                              TAX FREE MONEY                           TREASURY MONEY
                                                 --------------------------------------    --------------------------------------
                                                      FOR THE               FOR THE             FOR THE              FOR THE
                                                 SIX MONTHS ENDED         YEAR ENDED       SIX MONTHS ENDED        YEAR ENDED
                                                  JUNE 30, 1997+      DECEMBER 31, 1996     JUNE 30, 1997+      DECEMBER 31, 1996
                                                 ----------------     -----------------    ----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net Investment Income. . . . . . . . . . . .   $      2,263,676     $      4,174,096     $     49,608,663     $     95,531,341
  Net Realized Gain (Loss) from Investment
    Transactions . . . . . . . . . . . . . . .             (4,886)              (8,495)             (26,776)             217,057
                                                 ----------------     -----------------    ----------------     -----------------
Net Increase in Net Assets from Operations . .          2,258,790            4,165,601           49,581,887           95,748,398
                                                 ----------------     -----------------    ----------------     -----------------
CAPITAL TRANSACTIONS
  Proceeds from Capital Invested . . . . . . .        159,280,331          336,717,831        6,440,978,183       13,280,023,129
  Value of Capital Withdrawn . . . . . . . . .       (155,544,306)        (342,872,465)      (6,194,496,156)     (13,337,140,277)
                                                 ----------------     -----------------    ----------------     -----------------
Net Increase (Decrease) in Net Assets from
  Capital Transactions . . . . . . . . . . . .          3,736,025           (6,154,634)         246,482,027          (57,117,148)
                                                 ----------------     -----------------    ----------------     -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS. . . .          5,994,815           (1,989,033)         296,063,914           38,631,250

NET ASSETS
Beginning of Period. . . . . . . . . . . . . .        117,713,766          119,702,799        1,979,712,846        1,941,081,596
                                                 ----------------     -----------------    ----------------     -----------------
End of Period. . . . . . . . . . . . . . . . .   $    123,708,581     $    117,713,766     $  2,275,776,760     $  1,979,712,846
                                                 ----------------     -----------------    ----------------     -----------------
                                                 ----------------     -----------------    ----------------     -----------------

---------------------------
+  Unaudited

                     See Notes to Financial Statements on Page 24

--------------------------------------------------------------------------------
BT PORTFOLIOS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are selected ratios and supplemental data for each of the periods indicated for each of the Portfolios.

                                                                                         CASH MANAGEMENT
                                                                 --------------------------------------------------------------
                                                  FOR THE SIX
                                                  MONTHS ENDED                   FOR THE YEAR ENDED DECEMBER 31,
                                                 JUNE 30, 1997+       1996            1995             1994            1993
                                                 --------------  -------------    -------------   -------------   -------------
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period (000s omitted) . . . . $   4,197,158   $   3,261,910    $   2,615,932   $   2,735,025   $   1,930,075
    Ratios to Average Net Assets:
    Net Investment Income. . . . . . . . . . . .         5.37%*          5.27%            5.77%           4.24%           3.06%
    Expenses . . . . . . . . . . . . . . . . . .         0.18%*          0.18%            0.18%           0.18%           0.20%
    Decrease Reflected in Above Expense Ratio Due
     to Absorption of Expenses by Bankers Trust.         0.02%*          0.02%            0.02%           0.02%           0.00%++

                                                                                NY TAX FREE MONEY
                                                 ------------------------------------------------------------------------------
                                                  FOR THE SIX                    FOR THE YEAR ENDED DECEMBER 31,
                                                 MONTHS ENDED    --------------------------------------------------------------
                                                 JUNE 30, 1997        1996             1995           1994             1993
                                                 -------------   -------------    -------------   -------------   -------------
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period (000s omitted) . . . . $      89,560   $      76,033    $      70,933   $      79,334   $     104,188
    Ratios to Average Net Assets:
    Net Investment Income. . . . . . . . . . . .         3.31%*          3.18%            3.62%           2.60%           2.21%
    Expenses . . . . . . . . . . . . . . . . . .         0.20%*          0.20%            0.20%           0.20%           0.20%
    Decrease Reflected in Above Expense Ratio
     Due to Absorption of Expenses by Bankers
     Trust . . . . . . . . . . . . . . . . . . .         0.03%*          0.05%            0.04%           0.03%           0.03%

                                                                                 TAX FREE MONEY
                                                 ------------------------------------------------------------------------------
                                                  FOR THE SIX                   FOR THE YEAR ENDED DECEMBER 31,
                                                 MONTHS ENDED    --------------------------------------------------------------
                                                 JUNE 30, 1997       1996              1995            1994            1993
                                                 -------------   -------------    -------------   -------------   -------------
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period (000s omitted) . . . . $     123,709   $     117,714    $     119,703   $     110,408   $     111,604
    Ratios to Average Net Assets:
    Net Investment Income. . . . . . . . . . . .         3.40%*          3.34%            3.82%           2.76%           2.50%
    Expenses . . . . . . . . . . . . . . . . . .         0.20%*          0.20%            0.20%           0.20%           0.20%
    Decrease Reflected in Above Expense Ratio Due
     to Absorption of Expenses by Bankers Trust.         0.02%*          0.04%            0.03%           0.03%           0.02%

                                                                                 TREASURY MONEY
                                                 ------------------------------------------------------------------------------
                                                  FOR THE SIX                    FOR THE YEAR ENDED DECEMBER 31,
                                                 MONTHS ENDED    --------------------------------------------------------------
                                                 JUNE 30, 1997       1996             1995            1994             1993
                                                 -------------   -------------    -------------   -------------   -------------
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period (000s omitted) . . . . $  2,275,777    $   1,979,713    $   1,941,082   $     882,775   $     789,479
    Ratios to Average Net Assets:
    Net Investment Income. . . . . . . . . . . .        5.21%*           5.14%            5.58%           3.93%           2.93%
    Expenses . . . . . . . . . . . . . . . . . .        0.20%*           0.20%            0.20%           0.20%           0.20%
    Decrease Reflected in Above Expense Ratio Due
     to Absorption of Expenses by Bankers Trust.        0.00%*++         0.00%++          0.01%           0.01%           0.01%

    ---------
+   Unaudited
++  Less than 0.01%
*   Annualized



                     See Notes to Financial Statements on Page 24

--------------------------------------------------------------------------------
BT PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A.  ORGANIZATION

Cash Management Portfolio, NY Tax Free Money Portfolio, Tax Free Money Portfolio and Treasury Money Portfolio (each a "Portfolio", and collectively, the "Portfolios") are registered under the Investment Company Act of 1940 ("the Act"), as amended, as open-end management investment companies. The following portfolios were organized as an unincorporated trust under the laws of New York and commenced operations as follows:

                              ORGANIZATION               COMMENCEMENT
PORTFOLIO                         DATE                  OF OPERATIONS
------------------           --------------           -----------------
Cash Management              March 26, 1990               July 23, 1990
NY Tax Free Money            March 26, 1990           February 19, 1991
Tax Free Money               March 26, 1990           February 19, 1991
Treasury Money               March 26, 1990               July 23, 1990

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolios.

B.  SECURITY VALUATION

Investments are valued at amortized cost, which has been determined by the Trustees to represent fair value of each Portfolio's investments.

C.  SECURITY TRANSACTIONS AND INTEREST INCOME

Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D.  REPURCHASE AGREEMENTS

Each of the Portfolios may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolios' Investment Adviser, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolios' custodian, and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolios will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolios maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolios are allocated pro rata among the investors in the respective Portfolios at the time of such determination.

E.  FEDERAL INCOME TAXES

It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F.  OTHER

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES

Each Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to each of the Portfolios in return for a fee computed daily and paid monthly at an annual rate of the Portfolio's average daily net assets. The following provides a table of annual rates and aggregate fees for each of the respective Portfolios for the six months ended June 30, 1997:

PORTFOLIO                         ANNUAL RATE              AGGREGATED FEES
--------------------              -----------              ---------------
Cash Management                   0.05 of 1%               $    1,030,152
NY Tax Free Money                 0.05 of 1%                       20,450
Tax Free Money                    0.05 of 1%                       33,323
Treasury Money                    0.05 of 1%                      475,717

Each Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of the Portfolio's average daily net assets. The following provides a table of annual rates and aggregate fees for each of the respective Portfolios for the six months ended June 30, 1997:

PORTFOLIO                         ANNUAL RATE              AGGREGATED FEES
--------------------              -----------              ---------------
Cash Management                   0.15 of 1%               $    3,090,456
NY Tax Free Money                 0.15 of 1%                       61,351
Tax Free Money                    0.15 of 1%                       99,968
Treasury Money                    0.15 of 1%                    1,427,151

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of each Portfolio, to the extent necessary, to limit all expenses based upon an annual rate of the average daily net assets of the Portfolio. For the six months ended June 30, 1997, the annual rates and expense reductions for the respective Portfolios were as follows:

                                                             WAIVERS AND
                                                            REIMBURSEMENT
PORTFOLIO                         ANNUAL RATE                  AMOUNT
--------------------              -----------              ---------------
Cash Management                   0.18 of 1%                $    446,410
NY Tax Free Money                 0.20 of 1%                      13,734
Tax Free Money                    0.20 of 1%                      14,446
Treasury Money                    0.20 of 1%                      29,895

Certain trustees and officers of the Portfolios are also directors, officers and/or employees of Edgewood Services, Inc. None of the trustees so affiliated received compensation for services as trustees of the Portfolios. Similarly, none of the Portfolios' officers received compensation from the Portfolios.


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BT INVESTMENT FUNDS
CASH MANAGEMENT FUND
NY TAX FREE MONEY FUND
TAX FREE MONEY FUND
TREASURY MONEY FUND

INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897

CUSTODIAN AND TRANSFER AGENT
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P.
1100 Main Street, Suite 900
Kansas City, MO  64105

COUNSEL
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY  10022

                                     -----------

   For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 730-1313. This report must be preceded or accompanied by a current prospectus for the Fund.

                                     -----------

                                           Cash Management Fund Cusip #055922108
                                         NY Tax Free Money Fund Cusip #055922207
                                            Tax Free Money Fund Cusip #055922306
                                                 Treasury Money Cusip #055922405
                                                               COMBMON100 (7/97)

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